UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220
St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK Genomic Revolution ETF

ARKG | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about ARK Genomic Revolution ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$71	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts. Still, many companies in the genomics space remain under pressure as they prioritize long-term growth over near-term profitability.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Adaptive Biotechnologies Corp. (ADPT). Shares of ADPT rose during the period after strong performance in its 1Q25 earnings, marked by a 34% growth in MRD (Minimal Residual Disease) revenue, driven by an uptick in clonoSEQ test volume. The company raised its full-year MRD revenue guidance, highlighting the scalability and momentum in its MRD business, while also reducing its operating expenses and cash burn targets.

• Additional contributors to performance included Tempus AI, Inc., Guardant Health, Inc., Personalis, Inc., and Accolade, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Twist Bioscience Corp. (TWST). Shares of TWST detracted from the Fund performance following the NIH's announcement to cut indirect costs on grants, which is expected to significantly impact research funding and spending behavior among researchers.

• Additional detractors from performance included Intellia Therapeutics, Inc., Beam Therapeutics, Inc., Recursion Pharmaceuticals, Inc., and Arcturus Therapeutics Holdings, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Genomic Revolution ETF - NAV	Nasdaq Healthcare Index	MSCI World Index (Net)	S&P 500 Index
7/31/15	$10,000	$10,000	$10,000	$10,000
7/31/16	$8,263	$8,040	$9,954	$10,561
7/31/17	$9,805	$8,901	$11,559	$12,256
7/31/18	$13,119	$10,126	$12,932	$14,246
7/31/19	$15,726	$9,656	$13,400	$15,384
7/31/20	$25,225	$12,356	$14,369	$17,223
7/31/21	$39,978	$15,158	$19,409	$23,500
7/31/22	$17,482	$10,529	$17,630	$22,410
7/31/23	$18,088	$11,346	$20,007	$25,327
7/31/24	$12,847	$12,446	$23,675	$30,936
7/31/25	$11,376	$11,582	$27,396	$35,989
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Genomic Revolution ETF - NAV	-11.46%	-14.72%	1.30%
Nasdaq Healthcare Index	-6.94%	-1.29%	1.48%
MSCI World Index (Net)	15.72%	13.78%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,011,802,935
  Total number of portfolio holdings35
  Total advisory fees paid$8,564,967
  Period portfolio turnover rate33%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	98.5%
Information Technology	1.4%
Financials (Money Market Fund)	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Autonomous Technology & Robotics ETF

ARKQ | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about ARK Autonomous Technology & Robotics ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$102	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

 • The top contributor to performance during the period was Rocket Lab Corp (RKLB). Shares of RKLB contributed to performance during the period driven by several positive developments. The company was on-ramped to multi-billion-dollar U.S. and U.K. defense contracts for hypersonic technologies, was selected by Kratos for a MACH-TB 2.0 test launch and secured its first dedicated satellite launch mission for the European Space Agency. The company also agreed to acquire Geost for $275 million, expanding into EO/IR satellite payloads.

• Additional contributors to performance included Kratos Defense & Security Solutions, Inc., Palantir Technologies, Inc., Tesla, Inc., and Archer Aviation, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Teradyne, Inc. (TER). Shares of TER detracted from the Fund’s performance during the period as continued softness in its industrial automation and robotics segments persisted. In March 2025, management lowered near-term guidance for its semiconductor business at its investor day, citing potential tariffs and trade restrictions.

 • Additional detractors from performance included Iridium Communications, Inc., 3D Systems Corp., Intuitive Machines, Inc., and QUALCOMM, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Autonomous Technology & Robotics ETF - NAV	MSCI World Index (Net)	S&P 500 Index	Nasdaq Industrials Index
7/31/15	$10,000	$10,000	$10,000	$10,000
7/31/16	$10,770	$9,954	$10,561	$10,291
7/31/17	$15,351	$11,559	$12,256	$12,243
7/31/18	$18,400	$12,932	$14,246	$14,612
7/31/19	$17,911	$13,400	$15,384	$15,537
7/31/20	$28,555	$14,369	$17,223	$19,797
7/31/21	$44,348	$19,409	$23,500	$25,606
7/31/22	$30,921	$17,630	$22,410	$21,692
7/31/23	$32,420	$20,007	$25,327	$22,483
7/31/24	$31,170	$23,675	$30,936	$24,050
7/31/25	$53,504	$27,396	$35,989	$28,813
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Autonomous Technology & Robotics ETF - NAV	71.66%	13.38%	18.26%
MSCI World Index (Net)	15.72%	13.78%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%
Nasdaq Industrials Index	19.80%	7.79%	11.16%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,252,402,839
  Total number of portfolio holdings35
  Total advisory fees paid$6,775,464
  Period portfolio turnover rate27%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	44.2%
Information Technology	30.2%
Consumer Discretionary	15.5%
Communication Services	6.2%
Energy	1.6%
Utilities	1.2%
Health Care	0.9%
Financials (Money Market Fund)	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Innovation ETF

ARKK | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about ARK Innovation ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$99	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts. Still, many companies in the genomics space remain under pressure as they prioritize long-term growth over near-term profitability.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Palantir Technologies, Inc. (PLTR). Shares of PLTR contributed to the Fund’s performance during the period following a strong Q42024 earnings report that showcased significant growth in U.S. customers and commercial revenue. The stock surged as the company reported a 64% increase in U.S. commercial revenue year-over-year and provided an optimistic outlook for fiscal year 2025, indicating continued demand for its AI-driven platforms, particularly from government clients. The company also launched partnerships with R1, L3Harris, and the U.S. Army, further bolstering its positioning in healthcare and defense.

• Additional contributors to performance included ROBLOX Corp., Robinhood Markets, Inc., Circle Internet Group, Inc., and Coinbase Global, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Intellia Therapeutics, Inc. (NTLA). Shares of NTLA detracted from the Fund’s performance after the company released data from its Phase 2 trials for NTLA-2002, an in-vivo CRISPR-Cas9 therapy for hereditary angioedema (HAE). With no serious adverse side-effects, NTLA-2002 at the 50mg dose level reduced mean monthly attack rates by 77% and 81% during weeks 1-16 and 5-16, respectively, compared to the placebo. Importantly, eight of eleven patients had no attacks.

• Additional detractors from performance included Beam Therapeutics, Inc., Twist Bioscience Corp., Recursion Pharmaceuticals, Inc., and 10x Genomics, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
7/31/15	$10,000	$10,000	$10,000
7/31/16	$9,828	$9,954	$10,561
7/31/17	$14,103	$11,559	$12,256
7/31/18	$21,489	$12,932	$14,246
7/31/19	$24,100	$13,400	$15,384
7/31/20	$40,203	$14,369	$17,223
7/31/21	$60,966	$19,409	$23,500
7/31/22	$23,141	$17,630	$22,410
7/31/23	$25,850	$20,007	$25,327
7/31/24	$23,329	$23,675	$30,936
7/31/25	$38,565	$27,396	$35,989
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Innovation ETF - NAV	65.31%	-0.83%	14.45%
MSCI World Index (Net)	15.72%	13.78%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,037,586,439
  Total number of portfolio holdings42
  Total advisory fees paid$45,202,657
  Period portfolio turnover rate43%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	26.1%
Health Care	22.0%
Communication Services	18.8%
Consumer Discretionary	14.2%
Financials	13.5%
Industrials	5.2%
Financials (Money Market Fund)	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Next Generation Internet ETF

ARKW | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about ARK Next Generation Internet ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$113	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Robinhood Markets, Inc. (HOOD). The company reported strong first quarter earnings, including revenue growth of 50% year-over-year that beat Wall Street expectations. The company also demonstrated exceptional product velocity, unveiling several new features and hosting a dedicated event focused on its crypto strategy. As part of its crypto push, the company launched a promotion matching 2% of any crypto deposits made to the platform. At its highly anticipated crypto event, the company announced the introduction of tokenized stocks and ETFs for EU customers, the launch of 24/5 commission-free trading of tokenized U.S. securities, and the development of a proprietary Layer 2 blockchain built on Arbitrum to support tokenized assets.  The company also introduced advanced Robinhood Legend charts on its mobile app and added crypto rewards to its Robinhood Gold credit card.

• Additional contributors to performance included Palantir Technologies, Inc., ROBLOX Corp., ARK 21Shares Bitcoin ETF, and Circle Internet Group, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Nextdoor Holdings, Inc. (NXDR). Shares of NXDR traded down following the company's fourth-quarter earnings report. While the company posted 17% year-over-year revenue growth to $65 million and delivered its first positive quarterly Adjusted EBITDA as a public company, investor focus appeared to shift toward the company’s long-term strategy. Management emphasized a decisive transition from vision to execution with its product transformation initiative, "NEXT," set to roll out by mid-2025. While early signals from the initiative have been encouraging, the market may be reacting to the timeline and execution risks associated with the shift. CEO Nirav Tolia expressed confidence in the strategy, highlighting its potential to drive engagement and enhance advertiser performance on the platform.

• Additional detractors from performance included PagerDuty, Inc., GitLab, Inc., Salesforce, Inc., and QUALCOMM, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Next Generation Internet ETF - NAV	S&P 500 Index	MSCI World Index (Net)
7/31/15	$10,000	$10,000	$10,000
7/31/16	$10,444	$10,561	$9,954
7/31/17	$15,896	$12,256	$11,559
7/31/18	$24,276	$14,246	$12,932
7/31/19	$26,093	$15,384	$13,400
7/31/20	$49,610	$17,223	$14,369
7/31/21	$74,448	$23,500	$19,409
7/31/22	$28,332	$22,410	$17,630
7/31/23	$34,918	$25,327	$20,007
7/31/24	$40,686	$30,936	$23,675
7/31/25	$82,129	$35,989	$27,396
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Next Generation Internet ETF - NAV	101.87%	10.61%	23.44%
S&P 500 Index	16.33%	15.88%	13.66%
MSCI World Index (Net)	15.72%	13.78%	10.60%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,506,358,485
  Total number of portfolio holdings45
  Total advisory fees paid$12,496,502
  Period portfolio turnover rate44%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	37.9%
Financials	24.0%
Communication Services	22.1%
Consumer Discretionary	15.8%
Financials (Money Market Fund)	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Fintech Innovation ETF

ARKF | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about ARK Fintech Innovation ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Fintech Innovation ETF	$112	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was FARO Technologies, Inc. (FARO). Shares of FARO contributed to the Fund’s performance following AMETEK’s agreement to acquire the company for $920 million in cash, pricing the shares at $44 each, subject to regulatory approvals. The transaction closed on July 21, 2025.

• Additional contributors to performance included Xometry, Inc., Siemens AG, and Proto Labs, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was 3D Systems Corp. (DDD). Shares of DDD detracted from the Fund’s performance following weaker-than-expected first-quarter results amid a challenging capital spending environment. Citing macroeconomic uncertainties, management withdrew its prior full-year guidance while reaffirming its focus on profitability. Later in the period, the company issued a $92 million convertible note to retire existing debt and extend maturities to 2030.

• Additional detractors from performance included Nano Dimension Ltd., DENTSPLY SIRONA, Inc., Desktop Metal, Inc., and HP, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Fintech Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
2/1/19	$10,000	$10,000	$10,000
7/31/19	$11,421	$10,901	$11,121
7/31/20	$18,314	$11,689	$12,450
7/31/21	$25,746	$15,789	$16,988
7/31/22	$9,098	$14,342	$16,200
7/31/23	$12,275	$16,276	$18,308
7/31/24	$13,843	$19,260	$22,363
7/31/25	$27,259	$22,287	$26,016
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 2/4/2019
ARK Fintech Innovation ETF - NAV	96.91%	8.28%	16.70%
MSCI World Index (Net)	15.72%	13.78%	13.14%
S&P 500 Index	16.33%	15.88%	15.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,359,975,197
  Total number of portfolio holdings42
  Total advisory fees paid$7,554,930
  Period portfolio turnover rate32%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	44.1%
Information Technology	25.4%
Communication Services	19.1%
Consumer Discretionary	9.7%
Real Estate	1.6%
Financials (Money Market Fund)	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Space Exploration & Innovation ETF

ARKX | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about ARK Space Exploration & Innovation ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space Exploration & Innovation ETF	$100	0.74%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Rocket Lab Corp (RKLB). Shares of RKLB contributed to performance during the period driven by several positive developments. The company was on-ramped to multi-billion-dollar U.S. and U.K. defense contracts for hypersonic technologies, was selected by Kratos for a MACH-TB 2.0 test launch and secured its first dedicated satellite launch mission for the European Space Agency. The company also agreed to acquire Geost for $275 million, expanding into EO/IR satellite payloads.

• Additional contributors to performance included Kratos Defense & Security Solutions, Inc., Palantir Technologies, Inc., Archer Aviation, Inc. and AeroVironment, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Teradyne, Inc. (TER). Shares of TER detracted from the Fund’s performance during the period as continued softness in its industrial automation and robotics segments persisted. In March 2025, management lowered near-term guidance for its semiconductor business at its investor day, citing potential tariffs and trade restrictions.

• Additional detractors from performance included Iridium Communications, Inc., Mynaric AG, Intuitive Machines, Inc, and 3D Systems Corp.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Space Exploration & Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
3/30/21	$10,000	$10,000	$10,000
7/31/21	$10,177	$10,994	$11,154
7/31/22	$7,466	$9,986	$10,636
7/31/23	$7,785	$11,333	$12,021
7/31/24	$7,643	$13,411	$14,683
7/31/25	$13,065	$15,518	$17,081
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 3/30/2021
ARK Space Exploration & Innovation ETF - NAV	70.93%	6.36%
MSCI World Index (Net)	15.72%	10.66%
S&P 500 Index	16.33%	13.14%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$399,777,740
  Total number of portfolio holdings32
  Total advisory fees paid$2,065,581
  Period portfolio turnover rate24%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	61.4%
Information Technology	24.5%
Communication Services	8.0%
Consumer Discretionary	4.9%
Equity Fund	0.9%
Financials (Money Market Fund)	0.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

The 3D Printing ETF

PRNT | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about The 3D Printing ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK The 3D Printing ETF	$68	0.66%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was FARO Technologies, Inc. (FARO). Shares of FARO contributed to the Fund’s performance following AMETEK’s agreement to acquire the company for $920 million in cash, pricing the shares at $44 each, subject to regulatory approvals. The transaction closed on July 21, 2025.

• Additional contributors to performance included Xometry, Inc., Siemens AG, and Proto Labs, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was 3D Systems Corp. (DDD). Shares of DDD detracted from the Fund’s performance following weaker-than-expected first-quarter results amid a challenging capital spending environment. Citing macroeconomic uncertainties, management withdrew its prior full-year guidance while reaffirming its focus on profitability. Later in the period, the company issued a $92 million convertible note to retire existing debt and extend maturities to 2030.

• Additional detractors from performance included Nano Dimension Ltd., DENTSPLY SIRONA, Inc., Desktop Metal, Inc., and HP, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	The 3D Printing ETF - NAV	Total 3D-Printing Index	MSCI World Index (Net)	S&P 500 Index
7/19/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,015	$10,022	$10,107	$10,034
7/31/2017	$12,760	$12,977	$11,736	$11,644
7/31/2018	$12,371	$12,653	$13,131	$13,535
7/31/2019	$11,351	$11,717	$13,606	$14,616
7/31/2020	$11,482	$11,963	$14,590	$16,364
7/31/2021	$19,607	$20,433	$19,707	$22,328
7/31/2022	$11,934	$12,554	$17,901	$21,292
7/31/2023	$12,603	$13,154	$20,315	$24,063
7/31/2024	$10,647	$11,190	$24,040	$29,392
7/31/2025	$11,217	$11,812	$27,818	$34,193
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 7/19/2016
The 3D Printing ETF - NAV	5.36%	-0.47%	1.28%
Total 3D-Printing Index	5.56%	-0.25%	1.86%
MSCI World Index (Net)	15.72%	13.78%	11.99%
S&P 500 Index	16.33%	15.88%	14.58%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$74,717,040
  Total number of portfolio holdings49
  Total advisory fees paid$572,515
  Period portfolio turnover rate42%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	40.7%
Information Technology	28.0%
Health Care	13.3%
Materials	6.1%
Financials (Money Market Fund)	6.0%
Consumer Discretionary	5.8%
Consumer Staples	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Israel Innovative Technology ETF

IZRL | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2025

This annual shareholder report contains important information about ARK Israel Innovative Technology ETF (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$60	0.49%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Qualitau Ltd. (QLTU). Shares of QLTU contributed to the Fund’s performance as the company delivered strong revenue and earnings growth, supported by robust margins and efficient capital allocation. Net income rose 13% year-over-year to $13.9 million. The company also maintained a solid balance sheet with ample cash and minimal debt, alongside a growing dividend program.

• Additional contributors to performance included Bet Shemesh Engines Holdings 1997 Ltd., Aryt Industries Ltd., Pagaya Technologies Ltd., and Elbit Systems Ltd.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Nano-X Imaging Ltd. (NNOX). Shares of NNOX detracted from the Fund’s performance due to its widening net loss, $14.1 million in Q4 2024, up from $10.2 million a year earlier, and persistently negative margins, including a gross loss of $2.9 million, which weighed on valuations despite operational progress.

• Additional detractors from performance included Valens Semiconductor Ltd., Playtika Holdings Corp., Compugen Ltd., Sapiens International Corp. NV, and Inmode Ltd.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Israel Innovative Technology ETF - NAV	ARK Israeli Innovation Index	MSCI World Index (Net)	S&P 500 Index
12/5/2017	$10,000	$10,000	$10,000	$10,000
7/31/2018	$10,427	$10,420	$10,534	$10,798
7/31/2019	$10,591	$10,600	$10,915	$11,660
7/31/2020	$13,165	$13,514	$11,705	$13,054
7/31/2021	$15,937	$16,662	$15,810	$17,812
7/31/2022	$10,233	$10,852	$14,361	$16,986
7/31/2023	$10,614	$11,227	$16,297	$19,196
7/31/2024	$10,591	$11,264	$19,285	$23,448
7/31/2025	$14,563	$15,706	$22,316	$27,278
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 12/5/2017
ARK Israel Innovative Technology ETF - NAV	37.51%	2.04%	5.03%
ARK Israeli Innovation Index	39.44%	3.05%	6.08%
MSCI World Index (Net)	15.72%	13.78%	11.06%
S&P 500 Index	16.33%	15.88%	14.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$117,972,169
  Total number of portfolio holdings60
  Total advisory fees paid$489,379
  Period portfolio turnover rate56%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	51.4%
Industrials	15.8%
Communication Services	11.5%
Health Care	10.3%
Consumer Discretionary	6.7%
Financials	1.8%
Consumer Staples	1.7%
Financials (Money Market Fund)	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (“Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in Item 2(b) of Form N-CSR.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code of Ethics that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Scott R. Chichester is qualified to serve as an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years are $182,160 for July 31, 2024 and $186,400 for July 31, 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for July 31, 2024 and $0 for July 31, 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $93,345 for July 31, 2024 and $100,895 for July 31, 2025.

The services comprising the fees disclosed under this category are:

1.	Review and sign as paid preparer the federal, excise and state tax returns for each fund
2.	Assist management with identification of PFICs (Passive Foreign Investment Company) through subscription to our proprietary EYPFIC Analyzer
3.	Assist with reclaiming dividend withholding tax and IRS closing agreements in foreign jurisdictions, as requested
4.	Provide international compliance and planning services in other countries, as requested
5.	Provide assistance with reclaiming dividend withholding tax at source in certain foreign countries

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for July 31, 2024 and $0 for July 31, 2025.

(e)	(1)	The registrant’s audit committee (“Audit Committee”) has adopted an Audit and Non-Audit Services Pre-Approval Policy (“Pre-Approval Policy”) that applies to any and all engagements of the independent auditor to the registrant for audit, non-audit, tax or other services. Pursuant to the Pre-Approval Policy, the Audit Committee is required to pre-approve the audit services and permissible non-audit services proposed to be performed by the independent auditor for the registrant to assure that the independence of the auditor is not in any way compromised or impaired. In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee may either grant general pre-approval of proposed services of the independent auditor through adoption of a list of authorized services together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval of services provided on a case-by-case basis (“specific pre-approval”). Unless particular services have received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. The annual audit services engagement terms and fees for the independent auditor for the registrant require specific pre-approval of the Audit Committee. The Audit Committee may grant general pre-approval for (i) other audit services, which are those services that only the independent auditor reasonably can provide, (ii) audit related services, (iii) those tax services that have historically been provided by the independent auditor, and (iv) those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services. The Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has not delegated either general or specific pre-approval authority to one or more of its members.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant’s fiscal year ended July 31, 2024 were $678,345 and for July 31, 2025 were $555,895.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Messrs. Chichester and Zack and Ms. DeRemer currently serve as members of the Audit Committee. Mr. Chichester is the Chairman of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

Schedule of Investments ARK Genomic Revolution ETF
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.6%
Biotechnology – 59.4%
Absci Corp.*†	11,735,951	$33,212,741
Amgen, Inc.	56,938	16,802,404
Arcturus Therapeutics Holdings, Inc.*†	1,687,747	20,607,391
Beam Therapeutics, Inc.*	2,038,109	40,171,128
CareDx, Inc.*	2,064,432	25,361,547
Caris Life Sciences, Inc.*	189,005	5,307,261
Compass Pathways PLC (United Kingdom)*(a)	2,063,748	8,977,304
CRISPR Therapeutics AG (Switzerland)*	1,892,951	106,497,423
Incyte Corp.*	150,934	11,303,447
Intellia Therapeutics, Inc.*	2,898,650	33,740,286
Ionis Pharmaceuticals, Inc.*	835,953	35,929,260
Natera, Inc.*	331,309	44,282,761
Nurix Therapeutics, Inc.*	1,546,112	17,409,221
Prime Medicine, Inc.*	4,640,499	17,355,466
Recursion Pharmaceuticals, Inc., Class A*	11,519,784	68,542,715
Regeneron Pharmaceuticals, Inc.	12,344	6,733,158
Twist Bioscience Corp.*	2,104,061	70,633,328
Veracyte, Inc.*	1,172,331	27,561,502
Vertex Pharmaceuticals, Inc.*	23,628	10,794,924
Total Biotechnology		601,223,267
Electronic Equipment, Instruments & Components – 1.4%
908 Devices, Inc.*†	2,194,142	14,371,630
Health Care Equipment & Supplies – 1.9%
Butterfly Network, Inc.*	6,311,052	10,791,899
Cerus Corp.*	6,843,829	8,760,101
Total Health Care Equipment & Supplies		19,552,000
Health Care Providers & Services – 4.6%
Guardant Health, Inc.*	1,144,255	46,891,570
Health Care Technology – 5.1%
Schrodinger, Inc.*	1,930,624	39,249,586
Veeva Systems, Inc., Class A*	41,481	11,788,900
Total Health Care Technology		51,038,486
Life Sciences Tools & Services – 26.6%
10X Genomics, Inc., Class A*	3,262,482	43,880,383
Adaptive Biotechnologies Corp.*	3,473,458	35,568,210
Illumina, Inc.*	300,126	30,825,942
Pacific Biosciences of California, Inc.*	11,069,051	15,275,290
Personalis, Inc.*†	7,003,386	38,378,556
Quantum-Si, Inc.*	7,833,003	11,592,844
Standard BioTools, Inc.*	3,103,842	4,128,110
Tempus AI, Inc.*	1,572,928	89,011,996
Total Life Sciences Tools & Services		268,661,331
Investments	Shares	Value
Pharmaceuticals – 0.6%
ATAI Life Sciences NV (Germany)*	1,580,022	$6,478,090
Total Common Stocks (Cost $2,611,526,688)		1,008,216,374
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(b) (Cost $1,030,828)	1,030,828	1,030,828
Total Investments – 99.7% (Cost $2,612,557,516)		1,009,247,202
Other Assets in Excess of Liabilities – 0.3%		2,555,733
Net Assets – 100.0%		$1,011,802,935

†      Affiliated security

*      Non-income producing security

(a)   American Depositary Receipt

(b)   Rate shown represents annualized 7-day yield as of July 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
July 31, 2025

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025(a)
Common Stocks — 10.5%
Biotechnology — 5.3%
Absci Corp.	24,990,376	76,483,567	(52,762,246)	1,625,013	(17,123,969)	—	—	—	11,735,951	33,212,741
Arcturus Therapeutics Holdings, Inc.	45,569,126	57,012,551	(58,775,416)	(16,501,158)	(6,697,712)	—	—	—	1,687,747	20,607,391
CareDx, Inc.^(b)	97,345,523	86,309,696	(156,288,091)	(89,950,358)	130,722,536	(42,777,759)	—	—	—	—
Repare Therapeutics, Inc.^^	9,725,317	4,795,820	(8,676,195)	(81,223,984)	75,379,042	—	—	—	—	—
Electronic Equipment, Instruments & Components — 1.4%
908 Devices, Inc.	22,657,608	18,771,890	(26,380,391)	(63,032,043)	62,354,566	—	—	—	2,194,142	14,371,630
Health Care Equipment & Supplies — 0.0%
Butterfly Network, Inc.^(b)	11,946,968	32,579,462	(41,988,094)	(52,237,682)	109,129,729	(48,638,484)	—	—	—	—
Health Care Providers & Services — 0.0%
Accolade, Inc.^^	22,871,518	16,368,787	(51,729,693)	(218,388,112)	230,877,500	—	—	—	—	—
Life Sciences Tools & Services — 3.8%
Adaptive Biotechnologies Corp.^(b)	54,689,649	90,678,674	(152,971,314)	(205,395,572)	252,644,632	(4,077,859)	—	—	—	—
Personalis, Inc.	22,038,148	69,682,697	(63,167,488)	(316,495)	10,141,694	—	—	—	7,003,386	38,378,556
Quantum-Si, Inc.^(b)	13,382,946	22,941,424	(33,692,562)	(28,715,378)	106,436,657	(68,760,243)	—	—	—	—
	$325,217,179	$475,624,568	$(646,431,490)	$(754,135,769)	$953,864,675	$(164,254,345)	$ —	$ —	22,621,226	$106,570,318

^     As of July 31, 2025, the company is no longer considered to be an affiliated security.

^^   As of July 31, 2025, the Fund was not invested in this company.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2025.

(b)  The unrealized appreciation (depreciation) as of the last reporting period was reflected out of net change in unrealized appreciation (depreciation) on investments in affiliated securities and the unrealized appreciation (depreciation) through this fiscal year end was reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
July 31, 2025

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,008,216,374	$ —	$ —	$1,008,216,374
Money Market Fund	1,030,828	—	—	1,030,828
Total	$1,009,247,202	$ —	$ —	$1,009,247,202

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Autonomous Technology & Robotics ETF
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 32.1%
AeroVironment, Inc.*	227,671	$60,933,867
Archer Aviation, Inc., Class A*	6,892,929	69,136,078
BWX Technologies, Inc.	144,361	21,932,767
Elbit Systems Ltd. (Israel)	34,664	16,178,036
Intuitive Machines, Inc.*	1,075,251	11,999,801
Kratos Defense & Security Solutions, Inc.*	2,242,462	131,632,519
L3Harris Technologies, Inc.	84,604	23,250,871
Rocket Lab Corp.*	1,460,370	67,060,190
Total Aerospace & Defense		402,124,129
Automobiles – 11.3%
BYD Co. Ltd. (China)(a)	1,018,748	14,924,658
Tesla, Inc.*	409,456	126,223,001
Total Automobiles		141,147,659
Broadline Retail – 3.2%
Amazon.com, Inc.*	171,482	40,145,651
Diversified Telecommunication – 3.7%
Iridium Communications, Inc.	1,922,983	47,036,164
Electric Utilities – 1.2%
Oklo, Inc.*	198,581	15,209,319
Electronic Equipment, Instruments & Components – 5.0%
Teledyne Technologies, Inc.*	23,329	12,854,746
Trimble, Inc.*	588,678	49,384,197
Total Electronic Equipment, Instruments & Components		62,238,943
Health Care Equipment & Supplies – 0.9%
Intuitive Surgical, Inc.*	24,833	11,946,908
Hotels, Restaurants & Leisure – 1.0%
DoorDash, Inc., Class A*	48,265	12,078,316
Interactive Media & Services – 2.5%
Alphabet, Inc., Class C	97,048	18,716,677
Baidu, Inc. (China)*(a)	141,265	12,412,956
Total Interactive Media & Services		31,129,633
Machinery – 7.7%
Caterpillar, Inc.	29,119	12,754,704
Deere & Co.	70,820	37,135,883
Komatsu Ltd. (Japan)(a)	716,940	23,253,949
Symbotic, Inc.*	427,187	23,046,739
Total Machinery		96,191,275
Oil, Gas & Consumable Fuels – 1.6%
Cameco Corp. (Canada)	268,974	20,154,222
Passenger Airlines – 4.4%
Blade Air Mobility, Inc.*†	5,725,045	22,842,929
Joby Aviation, Inc.*	1,953,405	32,543,727
Total Passenger Airlines		55,386,656

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 16.4%
Advanced Micro Devices, Inc.*	269,636	$47,539,523
NVIDIA Corp.	174,837	31,098,257
QUALCOMM, Inc.	74,384	10,916,596
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	126,954	30,674,626
Teradyne, Inc.	789,598	84,826,513
Total Semiconductors & Semiconductor Equipment		205,055,515
Software – 8.8%
Aurora Innovation, Inc.*	3,092,502	17,967,437
Palantir Technologies, Inc., Class A*	497,795	78,825,838
Synopsys, Inc.*	20,696	13,110,295
Total Software		109,903,570
Total Common Stocks (Cost $879,855,598)		1,249,747,960
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(b) (Cost $3,064,112)	3,064,112	3,064,112
Total Investments – 100.0% (Cost $882,919,710)		1,252,812,072
Liabilities in Excess of Other Assets – (0.0)%(c)		(409,233)
Net Assets – 100.0%		$1,252,402,839

†      Affiliated security

*      Non-income producing security

(a)   American Depositary Receipt

(b)   Rate shown represents annualized 7-day yield as of July 31, 2025.

(c)   Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Autonomous Technology & Robotics ETF
July 31, 2025

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025(a)
Common Stock — 1.8%
Passenger Airlines — 1.8%
Blade Air Mobility, Inc.	17,534,702	4,850,142	(2,998,406)	(83,742)	3,540,233	—	—	—	5,725,045	22,842,929
	$17,534,702	$4,850,142	$(2,998,406)	$(83,742)	$3,540,233	$ —	$ —	$ —	5,725,045	$22,842,929

(a)    The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,249,747,960	$ —	$ —	$1,249,747,960
Money Market Fund	3,064,112	—	—	3,064,112
Total	$1,252,812,072	$ —	$ —	$1,252,812,072

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Innovation ETF
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.4%
Aerospace & Defense – 4.2%
Archer Aviation, Inc., Class A*	19,396,549	$194,547,387
BWX Technologies, Inc.	481,409	73,140,469
Kratos Defense & Security Solutions, Inc.*	1,260,072	73,966,226
Total Aerospace & Defense		341,654,082
Automobiles – 9.8%
Tesla, Inc.*	2,558,823	788,808,366
Biotechnology – 13.7%
Beam Therapeutics, Inc.*†	7,394,087	145,737,455
CRISPR Therapeutics AG (Switzerland)*†	7,626,030	429,040,448
Intellia Therapeutics, Inc.*†	9,549,736	111,158,927
Natera, Inc.*	572,065	76,462,208
Recursion Pharmaceuticals, Inc., Class A*	19,949,687	118,700,638
Twist Bioscience Corp.*†	4,081,527	137,016,861
Veracyte, Inc.*	3,232,349	75,992,525
Total Biotechnology		1,094,109,062
Broadline Retail – 1.8%
Amazon.com, Inc.*	622,506	145,734,880
Capital Markets – 11.4%
Coinbase Global, Inc., Class A*	1,537,704	580,883,063
Robinhood Markets, Inc., Class A*	3,260,961	336,042,031
Total Capital Markets		916,925,094
Consumer Finance – 0.7%
SoFi Technologies, Inc.*	2,655,790	59,967,738
Diversified Telecommunication – 0.9%
Iridium Communications, Inc.	2,974,231	72,749,690
Entertainment – 14.1%
ROBLOX Corp., Class A*	4,156,884	572,777,046
Roku, Inc.*	5,916,863	557,131,820
Total Entertainment		1,129,908,866
Financial Services – 1.3%
Block, Inc.*	1,365,901	105,529,511
Health Care Equipment & Supplies – 0.2%
Cerus Corp.*†	11,650,821	14,913,051
Health Care Providers & Services – 0.7%
Guardant Health, Inc.*	1,453,512	59,564,922
Hotels, Restaurants & Leisure – 2.5%
Airbnb, Inc., Class A*	523,990	69,381,516
DraftKings, Inc., Class A*	2,999,680	135,105,587
Total Hotels, Restaurants & Leisure		204,487,103
Interactive Media & Services – 2.6%
Meta Platforms, Inc., Class A	147,298	113,926,165
Pinterest, Inc., Class A*	2,371,628	91,544,841
Total Interactive Media & Services		205,471,006
Investments	Shares	Value
IT Services – 4.7%
Shopify, Inc., Class A (Canada)*	3,074,653	$375,753,343
Life Sciences Tools & Services – 7.4%
10X Genomics, Inc., Class A*†	10,118,135	136,088,916
Illumina, Inc.*	861,885	88,524,209
Pacific Biosciences of California, Inc.*†	23,950,864	33,052,192
Tempus AI, Inc.*	5,987,058	338,807,612
Total Life Sciences Tools & Services		596,472,929
Machinery – 0.9%
Deere & Co.	131,158	68,775,321
Media – 1.2%
Trade Desk, Inc. (The), Class A*	1,131,747	98,416,719
Semiconductors & Semiconductor Equipment – 8.0%
Advanced Micro Devices, Inc.*	1,631,098	287,578,888
NVIDIA Corp.	574,361	102,161,591
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	366,129	88,464,089
Teradyne, Inc.	1,503,374	161,507,469
Total Semiconductors & Semiconductor Equipment		639,712,037
Software – 13.3%
BitMine Immersion Technologies, Inc.*	4,061,157	140,678,478
Circle Internet Group, Inc.*	1,899,398	348,577,521
GitLab, Inc., Class A*	2,210,812	96,855,674
PagerDuty, Inc.*†	7,534,270	121,452,432
Palantir Technologies, Inc., Class A*	2,305,393	365,058,982
Total Software		1,072,623,087
Total Common Stocks
(Cost $9,522,341,033)		7,991,576,807
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(b)
(Cost $12,107,640)	12,107,640	12,107,640
Total Investments – 99.6% (Cost $9,534,448,673)		8,003,684,447
Other Assets in Excess of Liabilities – 0.4%		33,901,992
Net Assets – 100.0%		$8,037,586,439

*     Non-income producing security

†     Affiliated security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of July 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
July 31, 2025

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025(a)
Common Stocks — 14.0%
Aerospace & Defense — 0.0%
Archer Aviation, Inc.^(b)	65,008,132	313,815,225	(299,859,753)	86,532,774	26,904,762	2,146,247	—	—	—	—
Biotechnology — 10.2%
Beam Therapeutics, Inc.	155,963,970	282,668,775	(228,394,016)	(40,814,757)	(23,686,517)	—	—	—	7,394,087	145,737,455
CRISPR Therapeutics AG	302,476,878	694,547,307	(579,918,602)	(29,171,326)	41,106,191	—	—	—	7,626,030	429,040,448
Intellia Therapeutics, Inc.	218,386,385	208,520,341	(192,836,069)	(2,624,195)	(120,287,535)	—	—	—	9,549,736	111,158,927
Recursion Pharmaceuticals, Inc.^(b)	140,475,692	234,821,791	(215,258,174)	1,545,839	24,729,034	(67,613,544)	—	—	—	—
Twist Bioscience Corp.	165,426,030	303,040,279	(257,408,335)	(22,739,813)	(51,301,300)	—	—	—	4,081,527	137,016,861
Veracyte, Inc.^(b)	92,262,048	172,639,045	(200,579,093)	(25,179,060)	74,532,892	(37,683,307)	—	—	—	—
Entertainment — 0.0%
Roku, Inc.^(b)	512,438,347	899,863,942	(1,123,043,564)	(337,964,061)	766,461,114	(160,623,958)	—	—	—	—
Health Care Equipment & Supplies — 0.2%
Cerus Corp.	22,993,572	35,727,870	(33,242,363)	(4,267,954)	(6,298,074)	—	—	—	11,650,821	14,913,051
Life Sciences Tools & Services — 2.1%
10X Genomics, Inc.	163,159,368	235,835,392	(207,598,682)	6,078,433	(61,385,595)	—	—	—	10,118,135	136,088,916
Pacific Biosciences of California, Inc.	38,446,666	68,630,950	(58,200,619)	(7,943,750)	(7,881,055)	—	—	—	23,950,864	33,052,192
Software – 1.5%
PagerDuty, Inc.	167,426,710	218,932,717	(228,042,574)	(12,659,284)	(24,205,137)	—	—	—	7,534,270	121,452,432
	$2,044,463,798	$3,669,043,634	$(3,624,381,844)	$(389,207,154)	$638,688,780	$(263,774,562)	$ —	$ —	81,905,470	$1,128,460,282

^     As of July 31, 2025, the company is no longer considered to be an affiliated security.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2025.

(b)  The unrealized appreciation (depreciation) as of the last reporting period was reflected out of net change in unrealized appreciation (depreciation) on investments in affiliated securities and the unrealized appreciation (depreciation) through this fiscal year end was reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$7,991,576,807	$ —	$ —	$7,991,576,807
Money Market Fund	12,107,640	—	—	12,107,640
Total	$8,003,684,447	$ —	$ —	$8,003,684,447

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Next Generation Internet ETF (consolidated)
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 91.3%
Automobiles – 7.4%
Tesla, Inc.*	605,111	$186,537,568
Broadline Retail – 2.9%
Amazon.com, Inc.*	186,917	43,759,139
MercadoLibre, Inc. (Brazil)*	11,855	28,142,466
Total Broadline Retail		71,901,605
Capital Markets – 12.8%
Coinbase Global, Inc., Class A*	425,776	160,841,142
Robinhood Markets, Inc., Class A*	1,564,786	161,251,197
Total Capital Markets		322,092,339
Entertainment – 12.9%
ROBLOX Corp., Class A*	1,148,774	158,289,569
Roku, Inc.*	1,464,605	137,907,207
Spotify Technology SA*	42,531	26,647,373
Total Entertainment		322,844,149
Financial Services – 3.3%
Block, Inc.*	633,395	48,936,098
Toast, Inc., Class A*	688,996	33,650,564
Total Financial Services		82,586,662
Hotels, Restaurants & Leisure – 5.4%
Airbnb, Inc., Class A*	179,644	23,786,662
DoorDash, Inc., Class A*	110,982	27,773,245
DraftKings, Inc., Class A*	873,151	39,326,721
Genius Sports Ltd. (United Kingdom)*	3,907,574	43,960,208
Total Hotels, Restaurants & Leisure		134,846,836
Interactive Media & Services – 7.3%
Alphabet, Inc., Class C	191,942	37,017,934
Baidu, Inc. (China)*(a)	176,279	15,489,636
Meta Platforms, Inc., Class A	92,201	71,311,941
Nextdoor Holdings, Inc.*	8,709,811	15,242,169
Pinterest, Inc., Class A*	755,766	29,172,568
Reddit, Inc., Class A*	99,465	15,973,084
Total Interactive Media & Services		184,207,332
IT Services – 8.0%
Cloudflare, Inc., Class A*	209,773	43,565,657
CoreWeave, Inc., Class A*	357,959	40,853,861
Shopify, Inc., Class A (Canada)*	952,773	116,438,388
Total IT Services		200,857,906
Media – 1.7%
Ibotta, Inc., Class A*	380,311	13,824,305
Trade Desk, Inc. (The), Class A*	323,623	28,142,256
Total Media		41,966,561
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 9.0%
Advanced Micro Devices, Inc.*	695,632	$122,646,878
NVIDIA Corp.	175,172	31,157,843
QUALCOMM, Inc.	135,243	19,848,263
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	210,258	50,802,538
Total Semiconductors & Semiconductor Equipment		224,455,522
Software – 19.9%
BitMine Immersion Technologies, Inc.*	1,246,321	43,172,560
Circle Internet Group, Inc.*	698,345	128,160,274
Crowdstrike Holdings, Inc., Class A*	95,915	43,600,082
Datadog, Inc., Class A*	141,868	19,858,683
Figma, Inc., Class A*	60,000	6,930,000
GitLab, Inc., Class A*	1,052,600	46,114,406
PagerDuty, Inc.*	1,516,875	24,452,025
Palantir Technologies, Inc., Class A*	692,861	109,714,539
Rubrik, Inc., Class A*	291,884	27,714,386
Salesforce, Inc.	75,328	19,459,482
Unity Software, Inc.*	906,292	30,233,901
Total Software		499,410,338
Technology Hardware, Storage & Peripherals – 0.7%
Pure Storage, Inc., Class A*	312,550	18,602,976
Total Common Stocks (Cost $1,574,102,302)		2,290,309,794
EXCHANGE-TRADED FUNDS – 7.8%
Financials – 7.8%
3iQ Ether Staking ETF (Canada)*†	1,804,604	26,490,795
3iQ Solana Staking ETF (Canada)*†	828,037	11,484,873
ARK 21Shares Bitcoin ETF†	4,033,459	156,417,540
Total Financials		194,393,208
Total Exchange-Traded Funds (Cost $87,173,226)		194,393,208
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(b) (Cost $4,178,674)	4,178,674	4,178,674
Total Investments – 99.3% (Cost $1,665,454,202)		2,488,881,676
Other Assets in Excess of Liabilities – 0.7%		17,476,809
Net Assets – 100.0%		$2,506,358,485

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of July 31, 2025.
See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Next Generation Internet ETF (consolidated)
July 31, 2025

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non- affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025(a)
Exchange-Traded Funds — 7.8%
Financials — 7.8%
3iQ Ether Staking ETF	—	28,423,406	(3,932,309)	(946,859)	2,946,557	—	—	—	1,804,604	26,490,795
3iQ Solana Staking ETF	—	10,158,868	(398,636)	81,877	1,642,764	—	—	—	828,037	11,484,873
ARK 21Shares Active Ethereum Futures Strategy ETF^(b)	744,116	—	(559,671)	(155,855)	(28,590)	—	—	—	—	—
ARK 21Shares Bitcoin ETF	153,959,889	57,185,188	(147,916,722)	47,987,988	45,201,197	—	—	—	4,033,459	156,417,540
	$154,704,005	$95,767,462	$(152,807,338)	$46,967,151	$49,761,928	$ —	$ —	$ —	6,666,100	$194,393,208

^     As of July 31, 2025, the company is no longer considered to be an affiliated security.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2025.

(b)  The unrealized appreciation (depreciation) as of the last reporting period was reflected out of net change in unrealized appreciation (depreciation) on investments in affiliated securities and the unrealized appreciation (depreciation) through this fiscal year end was reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•     Level 1 – Quoted prices in active markets for identical assets.

•     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•     Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,290,309,794	$ —	$ —	$2,290,309,794
Exchange-Traded Funds	194,393,208	—	—	194,393,208
Money Market Fund	4,178,674	—	—	4,178,674
Total	$2,488,881,676	$ —	$ —	$2,488,881,676

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Fintech Innovation ETF (consolidated)
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 93.1%
Banks – 1.3%
NU Holdings Ltd., Class A (Brazil)*	1,456,440	$17,797,697
Broadline Retail – 5.4%
Amazon.com, Inc.*	101,754	23,821,629
Global-e Online Ltd. (Israel)*	400,292	13,269,680
MercadoLibre, Inc. (Brazil)*	15,376	36,500,932
Total Broadline Retail		73,592,241
Capital Markets – 19.4%
Coinbase Global, Inc., Class A*	272,316	102,870,092
Etoro Group Ltd., Class A (Israel)*	261,991	15,708,980
Futu Holdings Ltd. (Hong Kong)(a)	137,783	21,174,492
Intercontinental Exchange, Inc.	58,815	10,870,777
Robinhood Markets, Inc., Class A*	1,099,966	113,351,496
Total Capital Markets		263,975,837
Consumer Finance – 4.4%
Kaspi.KZ JSC (Kazakhstan)(a)	127,508	10,060,381
SoFi Technologies, Inc.*	2,220,559	50,140,222
Total Consumer Finance		60,200,603
Entertainment – 11.7%
ROBLOX Corp., Class A*	533,982	73,577,380
Roku, Inc.*	419,950	39,542,492
Sea Ltd. (Singapore)*(a)	162,502	25,455,938
Spotify Technology SA*	31,816	19,933,997
Total Entertainment		158,509,807
Financial Services – 11.0%
Adyen NV (Netherlands)*(b)	19,313	33,293,640
Block, Inc.*	514,265	39,732,114
PayPal Holdings, Inc.*	166,192	11,427,362
Toast, Inc., Class A*	1,326,254	64,774,245
Total Financial Services		149,227,361
Hotels, Restaurants & Leisure – 4.3%
Airbnb, Inc., Class A*	103,545	13,710,393
DoorDash, Inc., Class A*	60,215	15,068,804
DraftKings, Inc., Class A*	661,014	29,772,071
Total Hotels, Restaurants & Leisure		58,551,268
Insurance – 1.1%
Discovery Ltd. (South Africa)	1,234,645	14,635,792
Interactive Media & Services – 6.5%
LY Corp. (Japan)	4,334,396	15,952,187
Meta Platforms, Inc., Class A	41,283	31,929,923
Pinterest, Inc., Class A*	762,990	29,451,414
Reddit, Inc., Class A*	69,383	11,142,216
Total Interactive Media & Services		88,475,740
IT Services – 9.1%
Shopify, Inc., Class A (Canada)*	1,007,576	123,135,863
Investments	Shares	Value
Media – 1.0%
Ibotta, Inc., Class A*	383,833	$13,952,330
Real Estate Management & Development – 1.6%
Zillow Group, Inc., Class C*	270,216	21,495,683
Semiconductors & Semiconductor Equipment – 2.9%
Advanced Micro Devices, Inc.*	125,583	22,141,539
NVIDIA Corp.	97,980	17,427,702
Total Semiconductors & Semiconductor Equipment		39,569,241
Software – 13.4%
BILL Holdings Inc*	156,913	6,723,722
BitMine Immersion Technologies, Inc.*	641,267	22,213,489
Circle Internet Group, Inc.*	389,891	71,552,797
Crowdstrike Holdings, Inc., Class A*	31,793	14,452,144
Intuit, Inc.	15,963	12,533,030
Palantir Technologies, Inc., Class A*	345,998	54,788,783
Total Software		182,263,965
Total Common Stocks (Cost $860,456,684)		1,265,383,428
EXCHANGE-TRADED FUNDS – 6.9%
Financials – 6.9%
3iQ Ether Staking ETF (Canada)*†	1,140,454	16,741,364
3iQ Solana Staking ETF (Canada)*†	775,535	10,756,670
ARK 21Shares Bitcoin ETF†	1,707,060	66,199,787
Total Financials		93,697,821
Total Exchange-Traded Funds (Cost $59,824,515)		93,697,821
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(c) (Cost $1,714,772)	1,714,772	1,714,772
Total Investments – 100.1% (Cost $921,995,971)		1,360,796,021
Liabilities in Excess of Other Assets – (0.1)%		(820,824)
Net Assets – 100.0%		$1,359,975,197

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of July 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Fintech Innovation ETF (consolidated)
July 31, 2025

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025(a)
Exchange-Traded Funds — 6.9%
Financials — 6.9%
3iQ Ether Staking ETF	—	18,353,058	(3,025,144)	(776,004)	2,189,454	—	—	—	1,140,454	16,741,364
3iQ Solana Staking ETF	—	9,736,173	(688,951)	54,151	1,655,297	—	—	—	775,535	10,756,670
ARK 21Shares Bitcoin ETF	41,050,779	36,633,651	(43,305,899)	2,753,928	29,067,328	—	—	—	1,707,060	66,199,787
	$41,050,779	$64,722,882	$(47,019,994)	$2,032,075	$32,912,079	$ —	$ —	$ —	3,623,049	$93,697,821

(a)     The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,265,383,428	$ —	$ —	$1,265,383,428
Exchange-Traded Funds	93,697,821	—	—	93,697,821
Money Market Fund	1,714,772	—	—	1,714,772
Total	$1,360,796,021	$ —	$ —	$1,360,796,021

‡        Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Space Exploration & Innovation ETF
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 98.9%
Aerospace & Defense – 47.1%
AeroVironment, Inc.*	111,080	$29,729,451
Airbus SE (France)	19,417	3,900,817
Archer Aviation, Inc., Class A*	2,430,552	24,378,437
BWX Technologies, Inc.	42,317	6,429,222
Elbit Systems Ltd. (Israel)	11,661	5,442,305
HEICO Corp.	15,925	5,204,290
Intuitive Machines, Inc.*	409,440	4,569,350
Kratos Defense & Security Solutions, Inc.*	696,482	40,883,493
L3Harris Technologies, Inc.	72,035	19,796,659
Lockheed Martin Corp.	5,256	2,212,671
Rocket Lab Corp.*	799,652	36,720,020
Thales SA (France)	33,068	8,898,438
Total Aerospace & Defense		188,165,153
Air Freight & Logistics – 1.1%
JD Logistics, Inc. (China)*(a)	2,530,025	4,402,566
Broadline Retail – 3.4%
Amazon.com, Inc.*	58,673	13,735,936
Diversified Telecommunication – 6.4%
Iridium Communications, Inc.	1,048,906	25,656,241
Electronic Equipment, Instruments & Components – 6.3%
Teledyne Technologies, Inc.*	10,322	5,687,628
Trimble, Inc.*	233,537	19,591,419
Total Electronic Equipment, Instruments & Components		25,279,047
Household Durables – 1.5%
Garmin Ltd.	28,189	6,166,626
Industrial Conglomerates – 1.0%
Honeywell International, Inc.	17,040	3,788,844
Interactive Media & Services – 1.6%
Alphabet, Inc., Class C	33,083	6,380,387
Machinery – 5.2%
Deere & Co.	22,347	11,718,097
Komatsu Ltd. (Japan)	281,775	9,090,420
Total Machinery		20,808,517
Passenger Airlines – 7.1%
Blade Air Mobility, Inc.*	2,897,233	11,559,960
Joby Aviation, Inc.*	1,010,864	16,840,994
Total Passenger Airlines		28,400,954
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 10.5%
Advanced Micro Devices, Inc.*	72,044	$12,702,078
NVIDIA Corp.	51,025	9,075,817
Teradyne, Inc.	186,901	20,078,774
Total Semiconductors & Semiconductor Equipment		41,856,669
Software – 7.7%
Dassault Systemes SE (France)	161,645	5,329,321
Palantir Technologies, Inc., Class A*	136,312	21,585,005
Synopsys, Inc.*	6,067	3,843,262
Total Software		30,757,588
Total Common Stocks (Cost $288,963,328)		395,398,528
EXCHANGE-TRADED FUND – 0.9%
Equity Fund – 0.9%
The 3D Printing ETF†
(Cost $6,423,332)	165,285	3,569,495
MONEY MARKET FUND – 0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(b) (Cost $1,010,079)	1,010,079	1,010,079
Total Investments – 100.1% (Cost $296,396,739)		399,978,102
Liabilities in Excess of Other Assets – (0.1)%		(200,362)
Net Assets – 100.0%		$399,777,740

†     Affiliated security

*     Non-income producing security

(a)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of July 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Space Exploration & Innovation ETF
July 31, 2025

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non- affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025(a)
Exchange-Traded Fund — 0.9%
Equity Fund — 0.9%
The 3D Printing ETF	6,297,105		(2,821,133)	(2,714,388)	2,807,911		22,652		165,285	3,569,495
	$6,297,105	$ —	$(2,821,133)	$(2,714,388)	$2,807,911	$ —	$22,652	$ —	165,285	$3,569,495

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$395,398,528	$ —	$ —	$395,398,528
Exchange-Traded Fund	3,569,495	—	—	3,569,495
Money Market Fund	1,010,079	—	—	1,010,079
Total	$399,978,102	$ —	$ —	$399,978,102

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments The 3D Printing ETF
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 96.7%
Aerospace & Defense – 5.2%
ATI, Inc.*	786	$60,475
General Electric Co.	4,665	1,264,588
Hexcel Corp.	1,198	71,772
L3Harris Technologies, Inc.	4,628	1,271,867
Moog, Inc., Class A	6,385	1,236,009
Total Aerospace & Defense		3,904,711
Air Freight & Logistics – 1.4%
United Parcel Service, Inc., Class B	12,339	1,063,128
Automobile Components – 1.6%
Cie Generale des Etablissements Michelin SCA (France)	32,334	1,153,481
Dowlais Group PLC (United Kingdom)	67,216	62,405
Total Automobile Components		1,215,886
Chemicals – 4.6%
5N Plus, Inc. (Canada)*	8,427	75,232
Arkema SA (France)	988	67,537
Avient Corp.	2,251	71,064
DuPont de Nemours, Inc.	977	70,246
Eastman Chemical Co.	904	65,640
Evonik Industries AG (Germany)	3,255	64,894
Titomic Ltd. (Australia)*	18,024,354	2,953,749
Toray Industries, Inc. (Japan)	11,586	79,750
Total Chemicals		3,448,112
Electrical Equipment – 6.1%
AMETEK, Inc.	24,401	4,510,525
SGL Carbon SE (Germany)*	15,636	61,650
Total Electrical Equipment		4,572,175
Electronic Equipment, Instruments & Components – 5.9%
Hexagon AB, Class B (Sweden)	114,517	1,262,825
Jabil, Inc.	327	72,977
Renishaw PLC (United Kingdom)	77,530	3,046,114
Total Electronic Equipment, Instruments & Components		4,381,916
Health Care Equipment & Supplies – 9.6%
Align Technology, Inc.*	6,596	850,950
DENTSPLY SIRONA, Inc.	240,745	3,445,061
Straumann Holding AG (Switzerland)	23,570	2,876,860
Total Health Care Equipment & Supplies		7,172,871
Household Durables – 4.4%
Nikon Corp. (Japan)	330,950	3,233,785
Industrial Conglomerates – 5.0%
3M Co.	484	72,222
Siemens AG (Germany)	14,285	3,666,332
Total Industrial Conglomerates		3,738,554
Life Sciences Tools & Services – 4.2%
BICO Group AB (Sweden)*	830,406	3,097,932
Investments	Shares	Value
Machinery – 16.3%
3D Systems Corp.*	1,785,882	$2,910,988
Kennametal, Inc.	2,925	72,423
Lincoln Electric Holdings, Inc.	5,468	1,331,458
OC Oerlikon Corp. AG (Switzerland)	245,152	1,203,652
Proto Labs, Inc.*	79,377	3,422,736
Sandvik AB (Sweden)	2,954	72,181
Stratasys Ltd.*	290,337	3,144,350
Total Machinery		12,157,788
Metals & Mining – 1.7%
Carpenter Technology Corp.	253	63,096
Kaiser Aluminum Corp.	13,721	1,060,770
Materion Corp.	734	77,290
voestalpine AG (Austria)	2,594	71,698
Total Metals & Mining		1,272,854
Software – 18.7%
Autodesk, Inc.*	12,712	3,853,134
Dassault Systemes SE (France)	100,227	3,304,413
Materialise NV (Belgium)*(a)	537,541	2,773,712
PTC, Inc.*	18,904	4,060,768
Total Software		13,992,027
Technology Hardware, Storage & Peripherals – 8.1%
Eastman Kodak Co.*	10,954	73,392
HP, Inc.	125,324	3,108,035
Nano Dimension Ltd. (Israel)*(a)	2,057,315	2,880,241
Total Technology Hardware, Storage & Peripherals		6,061,668
Trading Companies & Distributors – 3.9%
Xometry, Inc., Class A*	89,703	2,900,995
Total Common Stocks (Cost $99,895,452)		72,214,402
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $98,255)	926	71,415
MONEY MARKET FUND – 6.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(b) (Cost $4,576,764)	4,576,764	4,576,764
Total Investments – 102.9% (Cost $104,570,471)		76,862,581
Liabilities in Excess of Other Assets – (2.9)%		(2,145,541)
Net Assets – 100.0%		$74,717,040

*      Non-income producing security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of July 31, 2025.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) The 3D Printing ETF
July 31, 2025

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•     Level 1 – Quoted prices in active markets for identical assets.

•     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•     Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$72,214,402	$ —	$ —	$72,214,402
Preferred Stock‡	71,415	—	—	71,415
Money Market Fund	4,576,764	—	—	4,576,764
Total	$76,862,581	$ —	$ —	$76,862,581

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Israel Innovative Technology ETF
July 31, 2025
Investments	Shares	Value
COMMON STOCKS – 97.3%
Aerospace & Defense – 9.3%
Aryt Industries Ltd. (Israel)	240,596	$2,382,307
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	11,659	2,216,219
Elbit Systems Ltd. (Israel)	4,608	2,126,727
Orbit Technologies Ltd. (Israel)	142,010	1,870,951
TAT Technologies Ltd.*	63,944	2,315,039
Total Aerospace & Defense		10,911,243
Automobile Components – 1.5%
Mobileye Global, Inc., Class A (Israel)*	123,079	1,752,645
Biotechnology – 3.7%
Kamada Ltd. (Israel)	260,862	1,955,659
UroGen Pharma Ltd.*	129,015	2,459,026
Total Biotechnology		4,414,685
Capital Markets – 1.7%
Etoro Group Ltd., Class A (Israel)*	34,136	2,046,795
Communications Equipment – 4.9%
AudioCodes Ltd. (Israel)	183,432	1,837,989
Gilat Satellite Networks Ltd. (Israel)*	250,702	1,875,251
Ituran Location and Control Ltd. (Israel)	50,909	2,010,905
Total Communications Equipment		5,724,145
Diversified Telecommunication – 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,003,186	1,870,602
Electronic Equipment, Instruments & Components – 4.8%
Nayax Ltd. (Israel)*	43,898	1,938,158
RP Optical Lab Ltd. (Israel)*	395,266	1,945,266
Telsys Ltd. (Israel)	28,659	1,805,212
Total Electronic Equipment, Instruments & Components		5,688,636
Entertainment – 1.6%
Playtika Holding Corp.	427,923	1,906,397
Health Care Equipment & Supplies – 1.6%
Inmode Ltd.*	140,093	1,913,670
Health Care Providers & Services – 1.6%
Nano-X Imaging Ltd. (Israel)*	391,766	1,845,218
Hotels, Restaurants & Leisure – 5.0%
Fattal Holdings 1998 Ltd. (Israel)*	10,938	1,977,108
Isrotel Ltd. (Israel)	64,091	2,099,643
Issta Ltd. (Israel)	60,308	1,878,079
Total Hotels, Restaurants & Leisure		5,954,830
Interactive Media & Services – 1.5%
Taboola.com Ltd. (Israel)*	540,209	1,734,071
IT Services – 6.5%
Malam – Team Ltd. (Israel)*	60,978	2,065,864
Matrix IT Ltd. (Israel)	52,241	1,925,170
Investments	Shares	Value
One Software Technologies Ltd. (Israel)	74,720	$1,937,829
Wix.com Ltd. (Israel)*	12,721	1,730,438
Total IT Services		7,659,301
Machinery – 1.6%
Stratasys Ltd.*	176,256	1,908,852
Media – 3.3%
Nexxen International Ltd. (Israel)*	197,886	2,034,268
Perion Network Ltd. (Israel)*	174,429	1,887,322
Total Media		3,921,590
Personal Care Products – 1.7%
Oddity Tech Ltd., Class A (Israel)*	27,974	1,960,138
Pharmaceuticals – 3.1%
MediWound Ltd. (Israel)*	98,635	1,838,557
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	120,874	1,867,503
Total Pharmaceuticals		3,706,060
Professional Services – 4.7%
Danel Adir Yeoshua Ltd. (Israel)	13,274	1,825,790
Fiverr International Ltd.*	76,937	1,698,769
Hilan Ltd. (Israel)	24,123	1,972,500
Total Professional Services		5,497,059
Semiconductors & Semiconductor Equipment – 8.0%
Camtek Ltd. (Israel)*	21,329	2,008,125
Nova Ltd. (Israel)*	7,056	1,852,835
Qualitau Ltd. (Israel)	16,092	2,028,670
Tower Semiconductor Ltd. (Israel)*	40,357	1,846,333
Valens Semiconductor Ltd. (Israel)*	704,430	1,690,632
Total Semiconductors & Semiconductor Equipment		9,426,595
Software – 26.2%
Allot Ltd. (Israel)*	230,548	1,801,686
Cellebrite DI Ltd. (Israel)*	135,939	1,900,427
Check Point Software Technologies Ltd. (Israel)*	9,114	1,697,027
Cognyte Software Ltd. (Israel)*	213,857	1,980,316
CyberArk Software Ltd.*	5,151	2,119,482
JFrog Ltd.*	48,249	2,094,489
Magic Software Enterprises Ltd. (Israel)	93,485	1,970,191
Monday.com Ltd.*	6,840	1,794,064
Nice Ltd. (Israel)*(a)	12,864	2,007,427
Pagaya Technologies Ltd., Class A*	67,737	2,035,497
RADCOM Ltd. (Israel)*	147,191	1,995,910
Radware Ltd. (Israel)*	68,614	1,756,518
Riskified Ltd., Class A*	374,989	1,912,444
Sapiens International Corp. NV (Israel)	65,928	1,807,086
SimilarWeb Ltd. (Israel)*	234,224	1,958,113
WalkMe Ltd. (Israel)*(c)	145,813	2,034,091
Total Software		30,864,768
See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) ARK Israel Innovative Technology ETF
July 31, 2025
Investments	Shares	Value
Wireless Telecommunication Services – 3.4%
Cellcom Israel Ltd. (Israel)*	219,527	$1,996,640
Partner Communications Co. Ltd. (Israel)	215,469	1,991,442
Total Wireless Telecommunication Services		3,988,082
Total Common Stocks (Cost $90,197,926)		114,695,382
MONEY MARKET FUND – 0.7%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.17%(b) (Cost $877,265)	877,265	877,265
Total Investments – 98.0% (Cost $91,075,191)		115,572,647
Other Assets in Excess of Liabilities – 2.0%		2,399,522
Net Assets – 100.0%		$117,972,169

*      Non-income producing security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of July 31, 2025.

(c)   This security was acquired by SAP SE on September 12, 2024 and the fair valuation is determined by the planned corporate action related to the acquisition.

Country	Value	% of Net Assets
Israel	$ 92,537,654	78.5%
United States	23,034,993	19.5
Total Investments	115,572,647	98.0
Other Assets in Excess of Liabilities	2,399,522	2.0
Net Assets	$117,972,169	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2025, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$112,661,291	$2,034,091	$ —	$114,695,382
Money Market Fund	877,265	—	—	877,265
Total	$113,538,556	$2,034,091	$ —	$115,572,647

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
July 31, 2025
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 902,676,884	$1,229,969,143	$ 6,875,224,165	$ 2,294,488,468
Investments in affiliated securities at fair value (Note 2)	106,570,318	22,842,929	1,128,460,282	194,393,208
Cash	—	—	1,304,279	—
Receivables:
Dividends and interest	2,846	322,013	250,370	20,027
Capital shares sold	23,863,277	—	801,125,835	142,318,982
Investment securities sold	14,533,098	—	2,485,186	2,585,986
Tax reclaims	4,024,465	14,639	1,446,000	—
Total Assets	1,051,670,888	1,253,148,724	8,810,296,117	2,633,806,671
LIABILITIES:
Payables:
Capital shares purchased	7,158,983	—	—	—
Investment securities purchased	32,030,141	—	768,171,748	126,000,225
Management fees (Note 3)	678,829	745,885	4,537,930	1,447,961
Total Liabilities	39,867,953	745,885	772,709,678	127,448,186
NET ASSETS	$ 1,011,802,935	$1,252,402,839	$ 8,037,586,439	$ 2,506,358,485
NET ASSETS CONSIST OF:
Paid-in capital	$ 5,756,799,031	$1,557,837,647	$16,925,087,972	$ 3,631,141,786
Total accumulated loss	(4,744,996,096)	(305,434,808)	(8,887,501,533)	(1,124,783,301)
NET ASSETS	$ 1,011,802,935	$1,252,402,839	$ 8,037,586,439	$ 2,506,358,485
Shares outstanding no par value (unlimited shares authorized)	42,400,000	12,900,000	106,850,000	15,850,000
Net asset value, per share	$ 23.86	$ 97.09	$ 75.22	$ 158.13
Investments in non-affiliated securities at cost	$ 2,230,684,952	$ 818,516,101	$ 6,360,156,450	$ 1,578,280,976
Investments in affiliated securities at cost	$ 381,872,564	$ 64,403,609	$ 3,174,292,223	$ 87,173,226

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)
July 31, 2025
	ARK Fintech Innovation ETF (consolidated)	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 1,267,098,200	$396,408,607	$ 76,862,581	$ 115,572,647
Investments in affiliated securities at fair value (Note 2)	93,697,821	3,569,495	—	—
Cash	—	1,000	5	1,952,613
Foreign currency	—	—	1,551,669	—
Receivables:
Dividends and interest	11,532	29,127	16,404	1,723
Investment securities sold	143,595	1,797,826	1,939,688	2,448,657
Tax reclaims	27,784	14,281	303,605	—
Total Assets	1,360,978,932	401,820,336	80,673,952	119,975,640
LIABILITIES:
Due to custodian	7,859	—	—	—
Due to custodian for foreign currency	7,597	4,583	—	1,114
Payables:
Capital shares purchased	143,595	—	—	—
Investment securities purchased	—	1,802,487	5,913,357	1,952,613
Management fees (Note 3)	844,684	235,526	42,897	48,729
Other accrued expenses	—	—	658	1,015
Total Liabilities	1,003,735	2,042,596	5,956,912	2,003,471
NET ASSETS	$ 1,359,975,197	$399,777,740	$ 74,717,040	$ 117,972,169
NET ASSETS CONSIST OF:
Paid-in capital	$ 2,441,582,094	$398,491,275	$ 335,258,348	$ 218,278,986
Total distributable earnings/accumulated (loss)	(1,081,606,897)	1,286,465	(260,541,308)	(100,306,817)
NET ASSETS	$ 1,359,975,197	$399,777,740	$ 74,717,040	$ 117,972,169
Shares outstanding no par value (unlimited shares authorized)	25,350,000	15,300,000	3,450,000	4,300,000
Net asset value, per share	$ 53.65	$ 26.13	$ 21.66	$ 27.44
Investments in non-affiliated securities at cost	$ 862,171,456	$289,973,407	$ 104,570,471	$ 91,075,191
Investments in affiliated securities at cost	$ 59,824,515	$ 6,423,332	$ —	$ —
Foreign currency at cost	$ —	$ —	$ 1,600,040	$ —

See accompanying Notes to Financial Statements.

Statements of Operations
For the Year Ended July 31, 2025
	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
INVESTMENT INCOME:
Unaffiliated dividend income	$ 719,538		$ 4,582,885	$ 2,593,217	$ 1,085,978
Foreign withholding tax	(1,148,968)	(a)	(335,632)	(357,754)	(66,558)
Total Income (Loss)	(429,430)		4,247,253	2,235,463	1,019,420
EXPENSES:
Management fees	8,564,967		6,775,464	45,202,657	12,496,502
Overdraft expense	64		1	84	3,276
Total Expenses	8,565,031		6,775,465	45,202,741	12,499,778
Net Investment Loss	(8,994,461)		(2,528,212)	(42,967,278)	(11,480,358)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(502,155,936)		(230,555,701)	(1,644,244,435)	(182,859,425)
Investments in affiliated securities	(714,869,636)		—	(483,213,068)	47,641,515
In-kind redemptions – non-affiliated securities	45,363,340		15,771,357	2,018,816,404	143,260,213
In-kind redemptions – affiliated securities	(39,266,133)		(83,742)	94,005,914	(674,364)
Net realized gain (loss)	$(1,210,928,365)		(214,868,086)	(14,635,185)	7,367,939
Change in unrealized appreciation on:
Investments in non-affiliated securities	63,226,299		709,085,216	2,484,573,952	1,127,338,851
Investments in affiliated securities	953,864,675		3,540,233	638,688,780	49,761,928
Change in unrealized appreciation	1,017,090,974		712,625,449	3,123,262,732	1,177,100,779
Net realized and unrealized gain (loss) on investments and foreign currency translation	(193,837,391)		497,757,363	3,108,627,547	1,184,468,718
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (202,831,852)		$ 495,229,151	$3,065,660,269	$1,172,988,360

(a)  During the year, there was a change in estimate of a previously recorded reclaim of foreign withholding tax that reduced the reclaim by $1,148,968.

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)
For the Year Ended July 31, 2025
	ARK Fintech Innovation ETF (consolidated)	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$ 1,254,239	$ 1,909,681	$ 965,872	$ 1,103,166
Affiliated dividend income	—	22,652	—	—
Foreign withholding tax	(55,262)	(85,633)	(53,322)	(240,046)
Total Income	1,198,977	1,846,700	912,550	863,120
EXPENSES:
Management fees	7,554,930	2,065,581	572,515	489,379
Overdraft expense	18,929	831	2,534	15,971
Other expenses	—	—	8,765	10,171
Total Expenses	7,573,859	2,066,412	583,814	515,521
Expense waivers and reimbursements	—	(28,873)(1)	—	—
Net Expenses	7,573,859	2,037,539	583,814	515,521
Net Investment Income (Loss)	(6,374,882)	(190,839)	328,736	347,599
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(59,223,204)	(22,748,530)	(21,009,742)	6,003,598
Investments in affiliated securities	2,089,164	(2,149,440)	—	—
Foreign currency transactions	(156,292)	(20,072)	16,182	(62,395)
In-kind redemptions – non-affiliated securities	99,544,624	7,125,209	4,179,660	4,160,223
In-kind redemptions – affiliated securities	(57,089)	(564,948)	—	—
Net realized gain (loss)	42,197,203	(18,357,781)	(16,813,900)	10,101,426
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	609,798,498	166,738,030	20,937,214	23,037,000
Investments in affiliated securities	32,912,079	2,807,911	—	—
Foreign currency translation	651	(286)	(29,440)	11
Change in unrealized appreciation	642,711,228	169,545,655	20,907,774	23,037,011
Net realized and unrealized gain on investments and foreign currency translation	684,908,431	151,187,874	4,093,874	33,138,437
Net Increase in Net Assets Resulting From Operations	$678,533,549	$150,997,035	$ 4,422,610	$33,486,036

(1)  The Adviser has agreed to reduce the acquired fund fees and expenses from their management fees for ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. Refer to Note 3.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
OPERATIONS:
Net investment loss	$ (8,994,461)	$ (12,028,814)	$ (2,528,212)	$ (2,309,891)
Net realized loss on investments and foreign currency transactions	(1,210,928,365)	(1,481,943,629)	(214,868,086)	(139,474,463)
Net change in unrealized appreciation on investments and foreign currency translations	1,017,090,974	789,176,756	712,625,449	81,139,271
Net increase (decrease) in net assets resulting from operations	(202,831,852)	(704,795,687)	495,229,151	(60,645,083)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,859,869,317	1,072,099,765	106,648,852	10,865,479
Cost of shares redeemed	(2,108,636,484)	(1,400,563,723)	(141,294,993)	(329,058,291)
Net decrease in net assets resulting from shareholder transactions	(248,767,167)	(328,463,958)	(34,646,141)	(318,192,812)
Increase (decrease) in net assets	(451,599,019)	(1,033,259,645)	460,583,010	(378,837,895)
NET ASSETS:
Beginning of year	1,463,401,954	2,496,661,599	791,819,829	1,170,657,724
End of year	$ 1,011,802,935	$ 1,463,401,954	$1,252,402,839	$ 791,819,829
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	54,300,000	65,800,000	14,000,000	19,900,000
Shares sold	75,700,000	38,250,000	1,200,000	200,000
Shares redeemed	(87,600,000)	(49,750,000)	(2,300,000)	(6,100,000)
Shares outstanding, end of year	42,400,000	54,300,000	12,900,000	14,000,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Year Ended July 31, 2025	Year Ended July 31, 2024	(consolidated) Year Ended July 31, 2025	(consolidated) Year Ended July 31, 2024
OPERATIONS:
Net investment loss	$ (42,967,278)	$ (53,890,604)	$ (11,480,358)	$ (9,856,320)
Net realized gain (loss) on investments and foreign currency transactions	(14,635,185)	(5,104,347,182)	7,367,939	(991,832,099)
Net change in unrealized appreciation on investments and foreign currency translations	3,123,262,732	4,295,062,357	1,177,100,779	1,220,057,077
Net increase (decrease) in net assets resulting from operations	3,065,660,269	(863,175,429)	1,172,988,360	218,368,658
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,377,792,723	7,856,112,757	421,980,051	216,700,868
Cost of shares redeemed	(11,371,564,581)	(10,322,592,100)	(482,992,098)	(691,198,315)
Net decrease in net assets resulting from shareholder transactions	(993,771,858)	(2,466,479,343)	(61,012,047)	(474,497,447)
Increase (decrease) in net assets	2,071,888,411	(3,329,654,772)	1,111,976,313	(256,128,789)
NET ASSETS:
Beginning of year	5,965,698,028	9,295,352,800	1,394,382,172	1,650,510,961
End of year	$ 8,037,586,439	$ 5,965,698,028	$2,506,358,485	$1,394,382,172
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	131,100,000	184,350,000	17,800,000	24,550,000
Shares sold	179,200,000	174,900,000	3,100,000	2,950,000
Shares redeemed	(203,450,000)	(228,150,000)	(5,050,000)	(9,700,000)
Shares outstanding, end of year	106,850,000	131,100,000	15,850,000	17,800,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		ARK Space Exploration & Innovation ETF
	(consolidated) Year Ended July 31, 2025	(consolidated) Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
OPERATIONS:
Net investment loss	$ (6,374,882)	$ (5,096,823)	$ (190,839)	$ (84,084)
Net realized gain (loss) on investments and foreign currency transactions	42,197,203	(353,111,280)	(18,357,781)	(43,815,729)
Net change in unrealized appreciation on investments and foreign currency translations	642,711,228	471,020,520	169,545,655	35,669,112
Net increase (decrease) in net assets resulting from operations	678,533,549	112,812,417	150,997,035	(8,230,701)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	202,001,376	35,042,227	56,904,403	6,395
Cost of shares redeemed	(348,773,379)	(407,930,411)	(34,359,721)	(64,478,167)
Net increase (decrease) in net assets resulting from shareholder transactions	(146,772,003)	(372,888,184)	22,544,682	(64,471,772)
Increase (decrease) in net assets	531,761,546	(260,075,767)	173,541,717	(72,702,473)
NET ASSETS:
Beginning of year	828,213,651	1,088,289,418	226,236,023	298,938,496
End of year	$1,359,975,197	$ 828,213,651	$399,777,740	$226,236,023
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	30,400,000	45,050,000	14,800,000	19,200,000
Shares sold	4,600,000	1,300,000	2,450,000	—
Shares redeemed	(9,650,000)	(15,950,000)	(1,950,000)	(4,400,000)
Shares outstanding, end of year	25,350,000	30,400,000	15,300,000	14,800,000
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The 3D Printing ETF		ARK Israel Innovative Technology ETF
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
OPERATIONS:
Net investment income	$ 328,736	$ 417,615	$ 347,599	$ 132,058
Net realized gain (loss) on investments and foreign currency transactions	(16,813,900)	(30,716,929)	10,101,426	(7,025,662)
Net change in unrealized appreciation on investments and foreign currency translations	20,907,774	3,450,186	23,037,011	6,448,450
Net increase (decrease) in net assets resulting from operations	4,422,610	(26,849,128)	33,486,036	(445,154)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(470,008)	—	(440,003)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	610,729	29,874,741
Cost of shares redeemed	(34,589,244)	(53,652,141)	(14,897,487)	(30,150,723)
Net decrease in net assets resulting from shareholder transactions	(34,589,244)	(53,652,141)	(14,286,758)	(275,982)
Increase (decrease) in net assets	(30,636,642)	(80,501,269)	18,759,275	(721,136)
NET ASSETS:
Beginning of year	105,353,682	185,854,951	99,212,894	99,934,030
End of year	$ 74,717,040	$105,353,682	$117,972,169	$ 99,212,894
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	5,100,000	7,600,000	4,950,000	4,975,000
Shares sold	—	—	25,000	1,600,000
Shares redeemed	(1,650,000)	(2,500,000)	(675,000)	(1,625,000)
Shares outstanding, end of year	3,450,000	5,100,000	4,300,000	4,950,000

See accompanying Notes to Financial Statements.

Financial Highlights ARK Genomic Revolution ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of year	$ 26.95	$ 37.94	$ 36.67	$ 84.40	$ 53.70
Net investment loss(1)	(0.19)	(0.20)	(0.23)	(0.35)	(0.24)
Net realized and unrealized gain (loss) on investments	(2.90)	(10.79)	1.50	(47.00)	31.73
Total gain (loss) from investment operations	(3.09)	(10.99)	1.27	(47.35)	31.49
Distributions to shareholders:
Net realized gains	—	—	—	(0.38)	(0.79)
Total distributions	—	—	—	(0.38)	(0.79)
Net asset value, end of year	$ 23.86	$ 26.95	$ 37.94	$ 36.67	$ 84.40
Market value, end of year	$ 23.82	$ 26.95	$ 38.00	$ 36.61	$ 84.35
Total Return at Net Asset Value(2)	(11.46)%	(28.97)%	3.46%	(56.27)%	58.48%
Total Return at Market Value(2)	(11.61)%	(29.08)%	3.80%	(56.32)%	58.39%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,011,803	$1,463,402	$2,496,662	$2,780,026	$8,588,014
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.79)%	(0.71)%	(0.70)%	(0.62)%	(0.28)%
Portfolio turnover rate(3)	33%	26%	28%	51%	45%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Autonomous Technology & Robotics ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of year	$ 56.56	$ 58.83	$ 56.11	$ 81.12	$ 52.69
Net investment loss(1)	(0.20)	(0.13)	(0.16)	(0.30)	(0.33)
Net realized and unrealized gain (loss) on investments	40.73	(2.14)	2.88	(24.10)	29.42
Total gain (loss) from investment operations	40.53	(2.27)	2.72	(24.40)	29.09
Distributions to shareholders:
Net realized gains	—	—	—	(0.61)	(0.66)
Total distributions	—	—	—	(0.61)	(0.66)
Net asset value, end of year	$ 97.09	$ 56.56	$ 58.83	$ 56.11	$ 81.12
Market value, end of year	$ 97.07	$ 56.53	$ 58.86	$ 56.07	$ 81.18
Total Return at Net Asset Value(2)	71.66%	(3.86)%	4.85%	(30.27)%	55.31%
Total Return at Market Value(2)	71.72%	(3.96)%	4.98%	(30.38)%	55.17%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,252,403	$791,820	$1,170,658	$1,211,939	$2,806,640
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.28)%	(0.25)%	(0.32)%	(0.42)%	(0.41)%
Portfolio turnover rate(3)	27%	20%	21%	54%	86%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Innovation ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of year	$ 45.50	$ 50.42	$ 45.14	$ 119.91	$ 80.37
Net investment loss(1)	(0.39)	(0.33)	(0.30)	(0.60)	(0.75)
Net realized and unrealized gain (loss) on investments	30.11	(4.59)	5.58	(73.39)	42.33
Total gain (loss) from investment operations	29.72	(4.92)	5.28	(73.99)	41.58
Distributions to shareholders:
Net realized gains	—	—	—	(0.78)	(2.04)
Total distributions	—	—	—	(0.78)	(2.04)
Net asset value, end of year	$ 75.22	$ 45.50	$ 50.42	$ 45.14	$ 119.91
Market value, end of year	$ 75.33	$ 45.53	$ 50.45	$ 45.13	$ 120.00
Total Return at Net Asset Value(2)	65.31%	(9.75)%	11.71%	(62.04)%	51.65%
Total Return at Market Value(2)	65.45%	(9.75)%	11.79%	(62.08)%	51.76%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$8,037,586	$5,965,698	$9,295,353	$9,336,819	$22,495,429
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.71)%	(0.74)%	(0.74)%	(0.75)%	(0.63)%
Portfolio turnover rate(3)	43%	39%	26%	55%	71%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. (NYSE Arca, Inc. prior to March 31, 2025), using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Next Generation Internet ETF (consolidated) For a share outstanding throughout each year presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of year	$ 78.34	$ 67.23	$ 54.55	$ 147.37	$ 99.48
Net investment loss(1)	(0.72)	(0.46)	(0.37)	(0.81)	(0.98)
Net realized and unrealized gain (loss) on investments	80.51	11.57	13.05	(88.70)	50.76
Total gain (loss) from investment operations	79.79	11.11	12.68	(89.51)	49.78
Distributions to shareholders:
Net realized gains	—	—	—	(3.31)	(1.89)
Total distributions	—	—	—	(3.31)	(1.89)
Net asset value, end of year	$ 158.13	$ 78.34	$ 67.23	$ 54.55	$ 147.37
Market value, end of year	$ 157.97	$ 77.79	$ 67.31	$ 54.48	$ 147.55
Total Return at Net Asset Value(2)	101.87%	16.52%	23.25%	(61.95)%	50.06%
Total Return at Market Value(2)	103.07%	15.57%	23.55%	(62.04)%	50.24%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$2,506,358	$1,394,382	$1,650,511	$1,456,499	$5,813,640
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.69)%	(0.66)%	(0.74)%	(0.75)%	(0.69)%
Portfolio turnover rate(3)	44%	54%	33%	76%	120%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. (NYSE Arca, Inc. prior to March 31, 2025), using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Fintech Innovation ETF (consolidated) For a share outstanding throughout each year presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of year	$ 27.24	$ 24.16	$ 17.91	$ 50.67	$ 36.18
Net investment loss(1)	(0.23)	(0.13)	(0.10)	(0.24)	(0.30)
Net realized and unrealized gain (loss) on investments	26.64	3.21	6.35	(32.52)	14.97
Total gain (loss) from investment operations	26.41	3.08	6.25	(32.76)	14.67
Distributions to shareholders:
Net realized gains	—	—	—	—	(0.18)
Total distributions	—	—	—	—	(0.18)
Net asset value, end of year	$ 53.65	$ 27.24	$ 24.16	$ 17.91	$ 50.67
Market value, end of year	$ 53.69	$ 27.22	$ 24.20	$ 17.88	$ 50.68
Total Return at Net Asset Value(2)	96.91%	12.78%	34.92%	(64.66)%	40.58%
Total Return at Market Value(2)	97.25%	12.48%	35.35%	(64.72)%	40.29%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,359,975	$828,214	$1,088,289	$936,432	$3,610,269
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.63)%	(0.52)%	(0.56)%	(0.65)%	(0.60)%
Portfolio turnover rate(3)	32%	37%	26%	75%	78%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. (NYSE Arca, Inc. prior to March 31, 2025), using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Space Exploration & Innovation ETF For a share outstanding throughout each period presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	For the Period March 30, 2021(1) through July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 15.29	$ 15.57	$ 14.93	$ 20.35	$ 20.00
Net investment loss(2)	(0.01)	(0.00)(3)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	10.85	(0.28)	0.65	(5.39)	0.37
Total gain (loss) from investment operations	10.84	(0.28)	0.64	(5.42)	0.35
Total distributions	—	—	—	—	—
Net asset value, end of period	$ 26.13	$ 15.29	$ 15.57	$ 14.93	$ 20.35
Market value, end of period	$ 26.11	$ 15.25	$ 15.59	$ 14.93	$ 20.34
Total Return at Net Asset Value(4)	70.93%	(1.82)%	4.27%	(26.64)%	1.77%
Total Return at Market Value(4)	71.21%	(2.18)%	4.42%	(26.60)%	1.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$399,778	$226,236	$298,938	$319,536	$607,553
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%(5)
Expenses, net of expense waivers and reimbursements	0.74%	0.72%	0.71%	0.70%	0.71%(5)
Net investment loss	(0.07)%	(0.03)%	(0.10)%	(0.18)%	(0.26)%(5)
Portfolio turnover rate(6)	24%	18%	8%	41%	46%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Amount represents less than $0.005.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) The 3D Printing ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of year	$ 20.66	$ 24.45	$ 23.15	$ 38.04	$ 22.28
Net investment income (loss)(1)	0.08	0.07	(0.00)(2)	(0.05)	0.00(2)
Net realized and unrealized gain (loss) on investments	1.03	(3.86)	1.30	(14.84)	15.76
Total gain (loss) from investment operations	1.11	(3.79)	1.30	(14.89)	15.76
Distributions to shareholders:
Net investment income	(0.11)	—	—	(0.00)(2)	—
Total distributions	(0.11)	—	—	(0.00)	—
Net asset value, end of year	$ 21.66	$ 20.66	$ 24.45	$ 23.15	$ 38.04
Market value, end of year	$ 21.55	$ 20.62	$ 24.43	$ 23.16	$ 38.00
Total Return at Net Asset Value(3)	5.36%	(15.53)%	5.61%	(39.14)%	70.76%
Total Return at Market Value(3)	5.03%	(15.60)%	5.48%	(39.05)%	71.48%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$74,717	$105,354	$185,855	$209,550	$515,504
Ratio to average net assets of:
Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income (loss)	0.37%	0.31%	(0.01)%	(0.15)%	0.00%(4)
Portfolio turnover rate(5)	42%	39%	45%	37%	59%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(4)  Amount represents less than 0.00%.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded) ARK Israel Innovative Technology ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Per Share Data:
Net asset value, beginning of year	$ 20.04	$ 20.09	$ 19.37	$ 30.26	$ 25.00
Net investment income (loss)(1)	0.08	0.03	(0.00)(2)	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	7.42	(0.08)	0.72	(10.75)	5.21
Total gain (loss) from investment operations	7.50	(0.05)	0.72	(10.79)	5.26
Distributions to shareholders:
Net investment income	(0.10)	—	—	(0.10)	—
Total distributions	(0.10)	—	—	(0.10)	—
Net asset value, end of year	$ 27.44	$ 20.04	$ 20.09	$ 19.37	$ 30.26
Market value, end of year	$ 27.48	$ 19.98	$ 20.07	$ 19.36	$ 30.15
Total Return at Net Asset Value(3)	37.51%	(0.22)%	3.72%	(35.79)%	21.06%
Total Return at Market Value(3)	38.16%	(0.45)%	3.67%	(35.57)%	21.87%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$117,972	$99,213	$99,934	$118,134	$283,716
Ratio to average net assets of:
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.34%	0.13%	(0.02)%	(0.15)%	0.15%
Portfolio turnover rate(4)	56%	43%	51%	58%	88%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements July 31, 2025

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of eight (8) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF, and ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser, which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds (“ETFs”) are valued at their last sale or official closing price on the principal market.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on an accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Notes to Financial Statements (continued) July 31, 2025

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Wholly-owned Subsidiary

ARK Next Generation Internet ETF and ARK Fintech Innovation ETF gain exposure to spot bitcoin ETFs through investments in wholly-owned subsidiaries ARK Next Generation Internet (Cayman) Fund and ARK Fintech Innovation (Cayman) Fund, respectively (the “Subsidiaries”). The Subsidiaries are organized under the laws of the Cayman Islands. The Subsidiaries are advised by the Adviser, and have the same investment objective as their respective parent Fund. All intercompany transactions and balances have been eliminated in consolidation.

3. Management and Other Agreements

Management

The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has agreed to reduce their Management Fee for the ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $28,873. The Adviser has also agreed to waive or credit a portion of the Management Fee in an amount equal to (1) any net profit received by the Adviser for the ARK Next Generation Internet ETF and ARK Fintech Innovation ETF as a result of investing in ARK 21Shares Bitcoin ETF, and (2) any net fees received by the Adviser with respect to other investments in which the Subsidiaries invest. The Adviser has not received any net profit for the year ending July 31, 2025.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Board of Trustees

Each Independent Trustee receives an annual retainer fee of $230,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Notes to Financial Statements (continued) July 31, 2025

4. Creation and Redemption Transactions

As of July 31, 2025, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the year ended July 31, 2025 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution ETF	$ 372,709,857	$ 370,995,289
ARK Autonomous Technology & Robotics ETF	248,136,023	251,833,960
ARK Innovation ETF	2,917,472,947	2,639,001,268
ARK Next Generation Internet ETF	747,301,446	767,305,078
ARK Fintech Innovation ETF	323,039,863	325,819,969
ARK Space Exploration & Innovation ETF	68,081,016	67,659,402
The 3D Printing ETF	36,279,318	39,050,952
ARK Israel Innovative Technology ETF	56,735,543	58,190,225

For the year ended July 31, 2025, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$1,845,028,288	$ 2,099,214,555
ARK Autonomous Technology & Robotics ETF	106,509,139	141,073,068
ARK Innovation ETF	9,978,240,231	11,337,647,901
ARK Next Generation Internet ETF	357,398,408	431,070,760
ARK Fintech Innovation ETF	174,644,466	326,762,513
ARK Space Exploration & Innovation ETF	55,876,052	34,160,541
The 3D Printing ETF	—	34,477,020
ARK Israel Innovative Technology ETF	609,193	14,608,243

6. Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years (2022 − 2025), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued) July 31, 2025

At July 31, 2025, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$ 2,716,644,925	$ 1,794,360	$(1,709,192,083)	$(1,707,397,723)
ARK Autonomous Technology & Robotics ETF	883,912,677	452,294,274	(83,394,879)	368,899,395
ARK Innovation ETF	9,711,241,017	862,182,015	(2,569,738,585)	(1,707,556,570)
ARK Next Generation Internet ETF	1,801,420,728	815,706,478	(128,245,530)	687,460,948
ARK Fintech Innovation ETF	959,160,183	520,685,083	(119,049,245)	401,635,838
ARK Space Exploration & Innovation ETF	300,628,313	129,242,035	(29,892,246)	99,349,789
The 3D Printing ETF	107,755,705	4,269,548	(35,162,672)	(30,893,124)
ARK Israel Innovative Technology ETF	96,578,518	25,675,699	(6,681,570)	18,994,129

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, and late year ordinary loss deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

At July 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
ARK Genomic Revolution ETF	$ (4,249,859)	$ —	$(3,033,348,514)	$(1,707,397,723)	$(4,744,996,096)
ARK Autonomous Technology & Robotics ETF	(1,820,310)	—	(672,513,893)	368,899,395	(305,434,808)
ARK Innovation ETF	(24,538,875)	—	(7,155,406,088)	(1,707,556,570)	(8,887,501,533)
ARK Next Generation Internet ETF	33,510,212	—	(1,845,754,461)	687,460,948	(1,124,783,301))
ARK Fintech Innovation ETF	993,211	—	(1,484,235,209)	401,635,101	(1,081,606,897)
ARK Space Exploration & Innovation ETF	(270,586)	—	(97,792,943)	99,349,994	1,286,465
The 3D Printing ETF	319,740	—	(229,944,123)	(30,916,925)	(260,541,308)
ARK Israel Innovative Technology ETF	3,333,800	—	(122,634,771)	18,994,154	(100,306,817)

At July 31, 2025, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
ARK Genomic Revolution ETF	$480,462,405	$(480,462,405)
ARK Autonomous Technology & Robotics ETF	(9,071,630)	9,071,630
ARK Innovation ETF	(519,986,306)	519,986,306
ARK Next Generation Internet ETF	(89,828,049)	89,828,049
ARK Fintech Innovation ETF	(72,718,673)	72,718,673
ARK Space Exploration & Innovation ETF	(5,010,639)	5,010,639
The 3D Printing ETF	(3,282,224)	3,282,224
ARK Israel Innovative Technology ETF	(3,548,743)	3,548,743

The tax character of distributions paid during the year indicated was as follows:

	Year Ended July 31, 2025
Fund	Ordinary Income*	Long-Term Capital Gain	Return of Capital
The 3D Printing ETF	$470,008	—	—
ARK Israel Innovative Technology ETF	440,003	—	—

*        For tax purposes short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements (continued) July 31, 2025

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2025, the Funds incurred and elected to defer to August 1, 2025 Post-October Losses and Late Year Ordinary Losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	$ (4,249,859)	$ —
ARK Autonomous Technology & Robotics ETF	(1,820,310)	—
ARK Innovation ETF	(24,538,875)	—
ARK Next Generation Internet ETF	—	—
ARK Fintech Innovation ETF	—	—
ARK Space Exploration & Innovation ETF	(270,586)	—
The 3D Printing ETF	—	—
ARK Israel Innovative Technology ETF	—	—

At July 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$ 255,201,164	$2,778,147,350	$3,033,348,514
ARK Autonomous Technology & Robotics ETF	—	672,513,893	672,513,893
ARK Innovation ETF	866,728,214	6,288,677,874	7,155,406,088
ARK Next Generation Internet ETF	124,949,588	1,720,804,873	1,845,754,461
ARK Fintech Innovation ETF	517,994,752	966,240,457	1,484,235,209
ARK Space Exploration & Innovation ETF	15,710,061	82,082,882	97,792,943
The 3D Printing ETF	94,826,720	135,117,403	229,944,123
ARK Israel Innovative Technology ETF	59,772,254	62,862,517	122,634,771

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Risks

The Funds’ prospectus contains additional information regarding the risks associated with an investment in a Fund.

Concentration Risk: The ARK Autonomous Technology & Robotics ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF is concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF is concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF is concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The ARK Space Exploration & Innovation ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if their respective indices, The 3D Printing Index and The ARK Israeli Innovation Index, concentrate in such industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF is not concentrated in any industry.

As of July 31, 2025, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry and Life Sciences Tools & Services, the ARK Space Exploration & Innovation ETF had more than 25% of its assets invested in the aerospace & defense industry, and the ARK Israel Innovative Technology ETF had more than 25% of its assets invested in the software industry. To the extent a

Notes to Financial Statements (concluded) July 31, 2025

Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

Market Risk: The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Funds’ underlying securities), infectious disease outbreaks or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

Israel Risk: Because IZRL invests in securities of Israeli companies, IZRL may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on IZRL. Any major hostilities involving Israel, including hostilities with neighboring countries, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on IZRL. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the U.S. dollar and other currencies could have a negative impact on IZRL. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an adverse impact on the overall market for securities of Israeli Companies and on IZRL.

Cryptocurrency Investment Risk: ARKW and ARKF may have exposure to cryptocurrency, such as bitcoin and ether, indirectly through an investment in ARK 21Shares Bitcoin ETF, ProShares Ether Strategy ETF, and ARK 21Shares Active Ethereum Futures Strategy ETF that will experience any associated volatility of the underlying cryptocurrency. Additionally, the Funds may have exposure to cryptocurrency indirectly through investments in public companies that are active in the cryptocurrency markets. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop.

9. Other Matters

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). The Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and is responsible for the Funds’ long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’

Notes to Financial Statements (continued) July 31, 2024

comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets”, and significant segment revenues and expenses are listed on the Statement of Operations.

At a meeting held on March 14, 2025, the Board of Trustees unanimously approved the action recommended by ARK Investment Management LLC (“ARK”) for the following ETFs to voluntarily delist from NYSE Arca, Inc. and transfer the listings to Cboe BZX Exchange, Inc.:

ARKK: ARK Innovation ETF

ARKW: ARK Next Generation Internet ETF

ARKF: ARK Fintech Innovation ETF

ARK believes that the Trust and the shareholders of each fund will benefit from operational and promotional synergies derived from these listings joining other ARK ETFs already listed on Cboe BZX Exchange, Inc. March 28, 2025 was the last day for trading of ARKK, ARKW and ARKF’s shares on NYSE Arca, Inc.

The Trust’s fiscal and tax reporting year ends July 31.

10. Subsequent Events

At the September 23, 2025, Board Of Directors meeting, the Board approved changing the name of the ARK Fintech Innovation ETF to the “ARK Blockchain & Fintech Innovation ETF” and the ARK Space Exploration & Innovation ETF to the “ARK Space & Defense Innovation ETF.” The Adviser believes these name changes are more reflective of the composition of each Funds' portfolio. Each Funds’ 80% Policy will be revised to reflect its name change.

These changes will be effective on November 22, 2025, and will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund or (iii) the Fund’s investment objective.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of ARK ETF Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of ARK Next Generation Internet ETF and ARK Fintech Innovation ETF (two of the funds comprising ARK ETF Trust (the “Trust”)), including the consolidated schedules of investments, as of July 31, 2025, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the accompanying statements of assets and liabilities of ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF and ARK Israel Innovative Technology ETF (collectively, together with ARK Next Generation Internet ETF and ARK Fintech Innovation ETF, referred to as the “Funds”) (the six remaining funds comprising the “Trust”), including the schedules of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising ARK ETF Trust at July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the periods indicated in the table below were audited by another independent registered public accounting firm whose report, dated September 24, 2021, expressed an unqualified opinion on those financial highlights.

Funds comprising ARK ETF Trust	Financial highlights

ARK Genomic Revolution ETF
ARK Autonomous Technology & Robotics ETF
ARK Innovation ETF
ARK Next Generation Internet ETF
ARK Fintech Innovation ETF
The 3D Printing ETF
ARK Israel Innovative Technology ETF

For the year ended July 31, 2021
ARK Space Exploration & Innovation ETF	For the period from March 30, 2021 (commencement of operations) through July 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of one or more ARK Invest investment companies since 2022.

New York, New York
September 26, 2025

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect, visiting our website at https://www.ark-funds.com/download-fund-materials/, or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended July 31, 2025.

	Qualified Dividend Income*	Dividends Received Deduction*
ARK Genomic Revolution ETF	0%	0%
ARK Autonomous Technology & Robotics ETF	0%	0%
ARK Innovation ETF	0%	0%
ARK Next Generation Internet ETF	0%	0%
ARK Fintech Innovation ETF	0%	0%
ARK Space Exploration & Innovation ETF	0%	0%
The 3D Printing ETF	100%	100%
ARK Israel Innovative Technology ETF	72.59%	9.83%

*        The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

For the fiscal year ended July 31, 2025, ARK Israel Innovative Technology ETF elected to pass through foreign tax credits of $240,046 and recognized foreign source income of $981,865.

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Trust’s prospectus.

The principal risks of investing in the ARK ETFs include:

Disruptive Innovation Risk Companies that the Adviser believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. A Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future.

Equity Securities Risk The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust’s control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust’s assets to decline.

Concentration Risk The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. If the Fund’s assets are concentrated in a particular industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Index Tracking Risk An Index Fund’s return may not track the performance of the Index for a number of reasons. For example, an Index Fund incurs a number of operating expenses not applicable to the applicable Index and incurs costs associated with buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of the applicable Index. An Index Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the applicable Index. When the Index Fund’s Index is rebalanced and the Index Fund in turn rebalances its portfolio to attempt to increase the correlation between the Index Fund’s portfolio and its applicable Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Index Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index Fund’s applicable Index, which may increase the costs to and the tracking error risk of the Index Fund. In addition, the Index Fund may not be able to invest in certain securities included in the applicable Index or may not be able to invest in them in the exact proportions in which they are represented in the applicable Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Index Fund may not track the performance of the applicable Index may be magnified during times of heightened market volatility or other unusual market conditions. A lack of liquidity may be due to various events, including markets events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than market price of comparable liquid securities, which would negatively affect the Index Fund’s performance. To the extent the Index Fund calculates its NAV based on “fair value” prices for certain securities and the value of the applicable Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Index Fund’s ability to track the applicable Index may be adversely affected. For tax efficiency purposes, the Index Fund may sell certain securities

Risks Involved with Investing in the Funds (Unaudited) (continued)

to realize losses causing it to deviate from the applicable Index. Errors in the construction or calculation of the applicable Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Index Fund and its shareholders.

Authorized Participants Concentration Risk A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Health Care Sector Risk Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Consumer Discretionary Risk The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cyber Security Risk As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Industrials Sector Risk Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, in the U.S. and abroad, including potential anti-trust actions, fines and penalties, and frequent new service and product announcements, introductions and enhancements, and changing customer demands.

Communications Sector Risk Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.

Financial Technology Sector Risk Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future.

Non-Diversified Risk As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Market Trading Risk Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

Risks Involved with Investing in the Funds (Unaudited) (concluded)

Subsidiary Risk ARKW and ARKF gain exposure to cryptocurrency through investments in the Subsidiaries. By investing in the Subsidiaries, ARKW and ARKF are indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by the Subsidiaries are generally similar to those that are permitted to be held by ARKW and ARKF and are subject to the same risks that apply to similar investments if held directly by ARKW and ARKF. There can be no assurance that the investment objective of ARKW, ARKF or the Subsidiaries will be achieved. The Subsidiaries are not registered under the 1940 Act, and generally are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARKW, ARKF and/or the Subsidiaries to operate as intended and could adversely affect ARKW and ARKF. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of ARKW, ARKF and/or the Subsidiaries.

Tax Risk ARKW and ARKF may seek to gain exposure to cryptocurrency through investments in the Subsidiaries. Treasury regulations generally treat ARKW’s and ARKF’s income inclusion with respect to the Subsidiaries as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiaries that are attributable to such income inclusion or (B) such inclusion is derived with respect to ARKW’s and ARKF’s business of investing in stock, securities, or currencies. The tax treatment of ARKW’s and ARKF’s investments in the Subsidiaries may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of ARKW’s and ARKF’s taxable income or any gains and distributions made by ARKW and ARKF. No assurances can be provided that the IRS would not be able to successfully assert that ARKW’s and ARKF’s income from investments in the Subsidiaries was not “qualifying income,” in which case ARKW and ARKF would fail to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code if over 10% of their respective gross income was derived from these investments. If ARKW and ARKF failed to qualify as regulated investment companies, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, fund shareholders would likely suffer decreased investment returns.

Board Approval of Management Agreements (Unaudited)

Annual Review and Approval of ARK ETF Trust Contracts

Under Section 15(c) of the Investment Company Act of 1940 (“1940 Act”), the ARK ETF Trust’s (“Trust”) Board of Trustees (“Trustees” or “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”), is required annually to consider whether to approve the continuation of (i) the Supervision Agreement between the Trust and ARK Investment Management, LLC (“ARK”) on behalf of each series of the Trust (each, a “Fund” and, collectively, “Funds”); and (ii) the Investment Advisory Agreement between the Trust and ARK (collectively, “Management Agreements”) on behalf of each Fund.

In advance of the quarterly Board meeting held via video conference on June 26, 2025 (“Meeting”), the Independent Trustees and their counsel reviewed and discussed with representatives of an independent data provider the report prepared by that provider, that compared, among other things, each Fund’s performance, fees and expenses with those of comparable funds managed by other investment advisers in connection with the Independent Trustees’ consideration of the continuation of the Management Agreements. The Independent Trustees also considered other information, provided to the Board during the year, as part of its evaluation process. Prior to voting on the Management Agreements, the Independent Trustees met in Executive Session with ARK’s senior management and also met in private sessions with their counsel at which time no representatives of management were present.

After the presentation of relevant information by ARK’s senior management and extensive discussions prior to and at the Meeting, the Trustees, including the Independent Trustees voting separately, unanimously approved the continuance of the Management Agreements on behalf of the Funds. The determination made by all of the Trustees to approve the continuation of the Management Agreements was made on the basis of each Trustee’s business judgment after considering all of the information presented to them. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the contract review process. In approving the continuation of the Management Agreements for each Fund, the following factors were considered by the Trustees, and no one factor was determinative:

(a) The nature, extent and quality of the services provided by ARK to the Funds under the Management Agreements. The Trustees considered the nature, extent and quality of the services that ARK provides and will continue to provide under the Management Agreements, including: (i) the qualifications of the portfolio managers, analysts and other key personnel of ARK who provide and will continue to provide the supervisory and investment advisory services to the Trust; and (ii) the terms of the Management Agreements. The Trustees considered ARK’s senior management’s discussion of the various duties and responsibilities of ARK under the Management Agreements. The Trustees also considered the organizational structure of ARK, the quality of ARK’s investment, administrative, operations, compliance and legal personnel and ARK’s management of the operations of the Funds.

Based on these and other factors, the Trustees concluded that the nature, extent and quality of the supervisory and investment advisory services that had been and that were expected to continue to be provided to the Funds by ARK were satisfactory and supported the decision of the Trustees to approve the continuation of the Management Agreements with respect to each Fund.

(b) The investment performance of the Funds relative to comparable exchange-traded funds (“ETFs”) managed by other investment advisers and relevant market indices. The Trustees considered a report prepared by an independent data provider, which compared the performance of each of the Funds to that of comparable ETFs as identified by such independent data provider and appropriate, recognized market indices for the one-year, three-year and five-year periods ended March 31, 2025, as applicable. The Trustees also considered ARK’s senior management’s discussion of the relative performance of the Funds for the period ended March 31, 2025 and year to date.

Based upon their review of the investment performance of each Fund and ARK’s senior management’s discussion of the investment performance of the Funds, the Trustees concluded that each Fund’s overall performance was satisfactory relative to the performance of comparable ETFs and relevant market indices.

(c) A comparison of the management fees (under the Supervision Agreement, which includes the advisory fees under the Investment Advisory Agreement) of the Funds with those of comparable ETFs managed by other investment advisers and other funds and accounts managed by ARK with comparable investment strategies. The Trustees considered a report prepared by an independent data provider, which compared the management fees paid by the Funds with those paid by comparable ETFs as identified by such independent data provider. The Board noted that the management fee paid by each actively-managed Fund generally was in line with the applicable actively-managed peer group median and that the management fee paid by each passively-managed Fund was either below or in line with the applicable passively-managed peer group median. The Board also considered fee information for comparable funds and accounts managed by ARK. The Board noted that the fees paid by certain funds and accounts managed by ARK are the same as the advisory fees paid by the Funds and that in instances where comparable funds or accounts managed by ARK paid lower fees than the Funds, ARK generally provides these clients with fewer services than it provides to the Funds. The Board noted the relatively small number of ETFs in the Funds’ respective peer groups given the limited number of ETFs with strategies that are comparable to those of the Funds.

Board Approval of Management Agreements (Unaudited) (concluded)

Based on their review of the comparative fee data and the other factors considered, the Trustees concluded that the management fee paid by each Fund was reasonable considering the services received by the Fund.

(d) A comparison of the net expense ratios of the Funds with those of comparable ETFs managed by other investment advisers. The Trustees considered a report prepared by an independent data provider, which compared the net expense ratios of the Funds with the net expense ratios of comparable ETFs as identified by such independent data provider. The Trustees noted that the actively-managed Funds’ net expense ratios were in line with the applicable actively-managed peer group median and that the passively-managed Funds’ net expense ratios were either below or in line with the applicable passively-managed peer group median. The Trustees noted the relatively small number of ETFs in the Funds’ respective peer groups given the limited number of ETFs with strategies that are comparable to those of the Funds.

The Trustees also took into consideration ARK’s view that the unitary structure of the Funds’ management fees (which encompasses, among other things, the advisory fees) would continue to be easy to understand by investors and would provide a level of predictability with respect to the net expense ratios of the Funds.

Based on the fee comparisons provided to the Board and other factors considered, the Trustees concluded that the net expense ratio of each Fund, which reflected both the advisory fee and management fee, was reasonable.

(e) The extent to which economies of scale may be realized as the Funds’ assets increase and whether fee levels would reflect economies of scale. The Trustees considered ARK’s senior management’s discussion of the structure of the current management fees and advisory fees and noted that the unitary fee structure effectively acts as a cap on the fees and expenses (excluding certain specific investment-related and extraordinary fees and expenses) that are borne by the Funds. The Trustees also noted that, although there currently are no breakpoints in any Fund’s management fees or advisory fees, if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations, the Trustees concluded that adding breakpoints at specified levels to the Funds’ management fees and advisory fees was not necessary at that time.

(f) The cost of the services provided and profits realized by ARK from the relationship with the Funds. The Trustees considered with respect to each Fund the revenues ARK received from the Fund and the costs ARK incurred in providing services to the Fund. The Trustees also took into account that certain fees and expenses of the Funds had been assumed and paid by ARK in accordance with the Management Agreements. The Trustees noted that for the 2024 calendar year, all but two of the Funds had been profitable to ARK.

Based on the information provided to the Trustees, the Trustees concluded that ARK’s profitability from its relationship with each Fund was reasonable given the quality and scope of services provided by ARK and the overall investment performance of the Funds.

(g) Benefits derived or to be derived by ARK and its affiliates from ARK’s relationship with the Funds. The Trustees noted that ARK’s reputation as an asset manager has likely benefited from the performance of the Funds and had the potential to aid ARK in gathering assets for its non-fund business operations. The Trustees also considered that ARK’s affiliates were likely to benefit from the popularity and positive reception of the Funds.

The Board concluded that the nature and amount of any indirect benefits received by ARK and its affiliates from ARK’s relationship with the Funds are reasonable.

(h) Financial Resources of ARK. The Trustees then considered whether ARK was financially sound and had adequate resources to perform its obligations under the Management Agreements.

Based on the information provided to the Board, the Trustees concluded that ARK had sufficient financial resources necessary to continue to perform its obligations under the Management Agreements.

General Conclusion. Based on its consideration of the factors discussed above, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve the continuation of the Management Agreements, including the fees payable under those Agreements. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the continuation of the Management Agreements with respect to each Fund for an additional one-year period.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date October 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date October 8, 2025

By (Signature and Title)*	/s/ William C. Cox
William C. Cox
Treasurer and Chief Financial Officer
(principal financial officer)

Date October 8, 2025

*	Print the name and title of each signing officer under his or her signature.